UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number      811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
 (Name and address of agent for service)
Registrant's telephone number, including area code:  (312) 827-0100
Date of fiscal year end:  August 31
Date of reporting period:  September 1, 2016 - February 28, 2017

Item 1.  Reports to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM

2.28.2017 (Unaudited)

Guggenheim Funds Semiannual Report

GuggenheimInvestments.com

ETF-002-SAR-0217

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION
The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Performance Report and Fund Profile	16

About Shareholders' Fund Expenses	25

Schedule of Investments	26

Statement of Assets and Liabilities	47

Statement of Operations	49

Statements of Changes in Net Assets	51

Financial Highlights	55

Notes to Financial Statements	62

Supplemental Information	71

Trust Information	74

About the Trust Adviser	Back Cover

(Unaudited)	February 28, 2017
DEAR SHAREHOLDER
Guggenheim Funds Investment Advisors, LLC and Guggenheim Partners Investment Management, LLC (the "Investment Advisors") are pleased to present the semiannual shareholder report for several of our exchange-traded funds ("ETFs" or "Funds"). This report covers performance of the Funds for the semiannual fiscal period ended February 28, 2017.
The Investment Advisors are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC ("Guggenheim"), a global diversified financial services firm.
Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.
To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.
Sincerely,
Donald Cacciapaglia
President and Chief Executive Officer
Claymore Exchange-Traded Fund Trust 2
March 31, 2017

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	February 28, 2017
For much of the period, U.S. risk assets rallied in anticipation of growth-oriented fiscal policy outcomes, but there are obvious risks: no one wins in a trade war; border taxes and tariffs are notoriously regressive; deportations and immigration limits deprive our labor force of a critically vibrant component; and geopolitical tensions could needlessly escalate if the new administration is not careful. Discounting such events, the U.S. economic backdrop is strong and risk assets should continue to perform well, even if a healthy dose of caution causes consolidation around current levels.
Much of the rise in asset valuations since Donald Trump's victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump's new policies will not be smooth or easy.
Nevertheless, the underlying economy remains on a good trajectory. U.S. real gross domestic product (GDP) growth in the fourth quarter was solid but unspectacular, like most of the post-crisis period. The early readings came in at around 2%, down from 3.5% in the third quarter. The quarterly volatility seen in the second half of 2016 resulted mainly from large swings in the contribution of net exports. Smoothing through the quarterly noise reveals a trend-like pace of 1.9% real GDP growth over the past year. Growth has benefited from recent gains in consumer and business confidence, which should continue to support consumption and investment spending as precautionary savings are reduced.
We forecast the unemployment rate to fall below 4% before the end of the expansion as faster GDP growth boosts employment while demographic constraints limit gains in the size of the labor force. This would be well below the Fed's estimate of the natural rate of unemployment; however, we believe the Trump administration's fiscal agenda will not push up inflation materially because the Fed will respond by tightening monetary policy faster.
A strong corporate earnings recovery, expansionary fiscal policies, falling unemployment, and upward wage pressure should lead the Fed to raise the fed funds rate more than the market is currently expecting. This should cause the yield curve to flatten as rates in the short end rise while the long end is stabilized by confidence in the Fed's willingness to contain inflation.
Time will tell how successful President Trump will be in implementing his policy proposals, but the various thematic areas being discussed—tax reform, infrastructure spending, and deregulation—are all constructive for U.S. economic growth. The United States is the locomotive of the world. When our economy is growing, dynamic, and strong, it is a boon to the global economy, which is already experiencing a synchronous expansion.
For the six months ended February 28, 2017, the Standard & Poor's 500® ("S&P 500") Index returned 10.01%. The MSCI Europe-Australasia-Far East ("EAFE") Index returned 4.90%. The return of the MSCI Emerging Markets Index was 5.51%.
In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index posted a -2.19% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index returned 1.64%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index was 0.22% for the six-month period.
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

(Unaudited)	February 28, 2017
Index Definitions
 All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.
The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or "MBS" (agency fixed-rate and hybrid adjustable-rate mortgage, or "ARM", pass-throughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS") (agency and non-agency).
The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB +/BB + or below.
The Dow Jones Global Utilities Index includes those companies in the Dow Jones Global Index associated with generating and distributing electricity through the burning of fossil fuels such as coal, petroleum and natural gas, and through nuclear energy; alternative electricity companies generating and distributing electricity from a renewable source; distributors of gas to end users; and multi-utility and water companies.
The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips.
The MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.
The MSCI World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.
The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.
The Standard & Poor's Global BMI (Broad Market Index), which comprises the S&P Developed BMI and S&P Emerging BMI, is a comprehensive, rules-based index measuring global stock market performance.
Industry Sectors
 Comments about industry sectors in these Fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	February 28, 2017
YAO Guggenheim China All-Cap ETF
Fund Overview
The Guggenheim China All-Cap ETF, NYSE Arca ticker: YAO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China All-Cap Index (the "Index").
The Index is designed to measure and monitor the performance of the investable universe of publicly traded companies based in mainland China. The Index was created by AlphaShares, LLC ("AlphaShares") and is maintained by Standard & Poor's. The Index includes equity securities of companies of all capitalizations, as defined by AlphaShares, subject to certain minimum capitalization requirements. The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2017.
On a market price basis, the Fund generated a total return of 5.81%, which included an increase in market price over the period to $27.15 on February 28, 2017, from $26.23 on August 31, 2016. On an NAV basis, the Fund generated a total return of 5.91%, which included an increase in NAV over the period to $27.14 on February 28, 2017, from $26.19 on August 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned 6.28%, and the MSCI China Index returned 5.34% for the same period.
The Fund made an annual income distribution of $0.5415 per share on December 30, 2016, to shareholders of record on December 28, 2016.
Performance Attribution
 For the six-month period ended February 28, 2017, the financials sector contributed the most to the Fund's return, followed by the consumer discretionary sector. The telecommunications services sector detracted the most from return, followed by the utilities sector.
Positions that contributed the most to the Fund's return included NetEase, Inc. ADR, a Chinese Internet technology company; China Construction Bank Corp. Class H, a commercial bank that provides a wide range of financial services; and China Life Insurance Company Ltd. Class H, which provides life, accident, and health insurance, as well as reinsurance and fund investment (2.1%, 5.1%, and 2.1%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included China Mobile Ltd., a telecommunications services provider in Mainland China; China Overseas Land & Investment Ltd., which through its subsidiaries develops and invests in properties, constructs buildings, invests in treasury securities, and infrastructure projects; and 58.com, Inc. Class A ADR, a local life-service platform that enables transfer of products and services between purchasers and sellers (4.8%, 1.2%, and 0.3%, respectively, of the Fund's long-term investments at period end).

6 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 28, 2017
CQQQ Guggenheim China Technology ETF
Fund Overview
The Guggenheim China Technology ETF, NYSE Arca ticker: CQQQ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Technology Index (the "Index").
The Index is designed to measure and monitor the performance of the universe of publicly traded companies that are based in mainland China, Hong Kong, or Macau, are in the Information Technology Sector, as defined by Standard & Poor's Global Industry Classification Standard, and are open to foreign investment. The Index was created by AlphaShares, LLC ("AlphaShares") and is maintained by Standard & Poor's. The Index includes equity securities of companies of all categories of market capitalizations, as defined by AlphaShares (subject to certain minimum capitalization requirements).
The Index may include Hong Kong-listed securities, including China H-shares and Red Chips. China H-shares are issued by companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip shares are issued by companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. The Index may also include N-shares, which are issued by companies based in mainland China and listed on the NYSE Arca, Inc. or NASDAQ Stock Market. The Index does not include China A-Shares (which are subject to substantial restrictions on foreign investment) or China B-Shares (which offer a generally smaller market and limited liquidity), each of which trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange.
The Fund will invest at least 80% of its total assets in common stock, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts or shares representing common stocks included in the Index (or underlying securities representing ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2017.
On a market price basis, the Fund generated a total return of 5.15%, which included an increase in market price over the period to $40.41 on February 28, 2017, from $39.08 on August 31, 2016. On an NAV basis, the Fund generated a total return of 3.92%, which included an increase in NAV over the period to $40.13 on February 28, 2017, from $39.26 on August 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned 4.19%, and the MSCI China Index returned 5.34% for the same period.
The Fund made an annual income distribution of $0.5953 per share on December 30, 2016, to shareholders of record on December 28, 2016.
Performance Attribution
 For the six-month period ended February 28, 2017, all of the holdings were in the information technology sector, which had positive return for the period.
Positions that contributed the most to the Fund's return included NetEase, Inc. ADR, a Chinese Internet company; Sunny Optical Technology Group Company Ltd, which designs and manufactures optical and optical related products; and Semiconductor Manufacturing International Corp., which operates a semiconductor foundry (8.7%, 4.4%, and 4.0%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included 58.com, Inc. ADR, a local life-service platform that enables transfer of products and services between purchasers and sellers; Fang Holdings Ltd. ADR, which operates a real estate Internet portal; and Coolpad Group Ltd., which provides a range of wireless system solutions and wireless terminal products (3.4%, 0.7%, and 0.3%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 28, 2017
TAN Guggenheim Solar ETF
Fund Overview
The Guggenheim Solar ETF, NYSE Arca ticker: TAN (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the MAC Global Solar Energy Index (the "Index").
As of February 28, 2017, the Index is comprised of approximately 26 securities selected based on the relative importance of solar power within the company's business model, as determined by MAC Indexing LLC (the "Index Provider"). The Index is designed to track companies within the following business segments of the solar energy industry: companies that produce solar power equipment and products for end users; companies that produce fabrication products (such as the equipment used by solar cell and module producers to manufacture solar power equipment) or services (such as companies specializing in the solar cell manufacturing or the provision of consulting services to solar cell and module producers) for solar power equipment producers; companies that supply raw materials or components to solar power equipment producers or integrators; companies that derive a significant portion of their business (as defined in the Fund prospectus under "Index Methodology") from solar power system sales, distribution, installation, integration, or financing; and companies that specialize in selling electricity derived from solar power.
The Index is generally comprised of equity securities, including American depositary receipts ("ADRs"), and global depositary receipts ("GDRs"), traded in developed markets, as defined by the Index Provider. While the equity securities comprising the Index are traded in developed markets, the issuers of such securities may be located in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. The Fund will invest at least 90% of its total assets in common stock, ADRs, and GDRs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs and GDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2017.
On a market price basis, the Fund generated a total return of -5.76%, which included a decrease in market price over the period to $18.76 on February 28, 2017, from $20.91 on August 31, 2016. On an NAV basis, the Fund generated a total return of -5.87%, which included a decrease in NAV over the period to $18.72 on February 28, 2017, from $20.89 on August 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned -6.93%, and the MSCI World Index returned 7.78% for the same period.
The Fund made an annual income distribution of $0.8349 per share on December 30, 2016, to shareholders of record on December 28, 2016.
Performance Attribution
 The utilities and consumer discretionary contributed the most to the Fund's return for the six-month period ended February 28, 2017. The information technology sector detracted the most from return, followed by the industrials sector.
Positions that contributed the most to the Fund's return included Atlantica Yield plc, which owns a diversified portfolio of contracted renewable energy, power generation, and electric transmission assets; TerraForm Global, Inc. Class A, which owns and operates contracted clean power generation assets including wind, geothermal, hydroelectric, and hybrid energy solutions; and Canadian Solar, Inc., which designs, manufactures, and sells solar module products that convert sunlight into electricity (5.4%, 3.6%, and 5.2%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included JA Solar Holdings Co. Ltd ADR, which manufactures solar cells; Xinyi Solar Holdings Ltd., a maker of solar glass; and SMA Solar Technology AG, which manufactures solar inverters (3.5%, 5.5%, and 3.8%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 28, 2017
CGW Guggenheim S&P Global Water Index ETF
Fund Overview
The Guggenheim S&P Global Water Index ETF, NYSE Arca ticker: CGW (the "Fund"), seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Water Index (the "Index").
The Index is comprised of approximately 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard & Poor's ("S&P") generally defines "developed markets" as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. The universe of companies includes all companies classified by Standard & Poor's Global Industry Classifications as being associated (in a manner representing a major component of such companies' business) with the global demand for water, including water utilities, infrastructure, equipment, instruments, and materials. Total market capitalization and float-adjusted market capitalization of securities in the Index must be at least $250 million and $100 million, respectively, at the time of each reconstitution, which includes small-, mid-, and large-capitalization securities as defined by S&P. The companies in the universe are selected using criteria as identified by S&P. The Fund will invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., hold 25% or more of its assets) in a particular industry or group of industries to the extent the Index is so concentrated.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2017.
On a market price basis, the Fund generated a total return of 0.85%, which included a decrease in market price over the period to $30.08 on February 28, 2017, from $30.32 on August 31, 2016. On an NAV basis, the Fund generated a total return of 1.08%, which included a decrease in NAV over the period to $30.10 on February 28, 2017, from $30.27 on August 31, 2016. At the end of the period, shares of the Fund at NAV were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned 1.25%, the MSCI World Index returned 7.78%, and the Dow Jones Global Utilities Index returned 3.03% for the same period.
The Fund made an annual income distribution of $0.4701 per share on December 30, 2016, to shareholders of record on December 28, 2016.
Performance Attribution
 For the six-month period ended February 28, 2017, the materials sector contributed the most to return, followed by the industrials sector. The utilities sector detracted the most from return, followed by the information technology sector.
Positions that contributed the most to the Fund's return included Olin Corp., a manufacturer of chemicals and ammunition products; American Water Works Co., Inc., which provides drinking water, wastewater, and other water-related services in multiple U.S. states and Ontario, Canada; and Alfa Laval AB, which provides specialized products and engineering solutions (2.7%, 8.1%, and 2.7%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from the Fund's return included Veolia Environnement S.A., which is engaged in providing environmental management services; Pentair Plc, a U.K-based provider of services related to water and other fluids, thermal management, and equipment protection; and Halma Plc, a group of technology companies that makes products for hazard detection and life protection (3.7%, 5.0%, and 2.4%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 28, 2017
GHII Guggenheim S&P High Income Infrastructure ETF
Fund Overview
The Guggenheim S&P High Income Infrastructure ETF, NYSE Arca ticker: GHII (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of the S&P High Income Infrastructure Index (the "Index"). The Fund, using a "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Index.
The Index is designed to measure and monitor the performance of 50 high-yielding global equity securities of companies that engage in various infrastructure-related sub-industries. Index constituents must meet size, listing, and liquidity requirements and also be part of the S&P Global BMI Index, which is a rules-based index that measures global stock market performance.
The Fund will invest at least 80% of its total assets in common stocks, American depositary receipts ("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs"), and international depositary receipts ("IDRs") that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index).
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2017.
On a market price basis, the Fund generated a total return of 4.11%, which included an increase in market price over the period to $27.08 on February 28, 2017, from $26.48 on August 31, 2016. On an NAV basis, the Fund generated a total return of 4.22%, which included an increase in NAV over the period to $26.90 on February 28, 2017, from $26.28 on August 31, 2016. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and other Fund expenses.
For comparison, the Index returned 4.50%, and the S&P Global BMI Index returned 7.86% for the same period.
The Fund made the following quarterly income distributions for the semiannual period ended February 28, 2017:

Payable Date	Amount
September 30, 2016	$0.2954
December 30, 2016	$0.1778
Total	$0.4732
The total distribution on December 30, 2016 was composed of $0.1676 in ordinary income and $0.0102 in short-term capital gains.
Performance Attribution
 For the semiannual fiscal period ended February 28, 2017, the energy sector contributed the most to the Fund's performance, followed by the industrials sector. No sector detracted, but the utilities sector contributed least.
Positions that contributed the most to the Fund's return included Golar LNG Ltd., an independent owner and operator of liquefied natural gas (LNG) infrastructure (not held in the portfolio at period end); Targa Resources Corp., a midstream energy corporation (4.1% of the Fund's long-term investments at period end); and ONEOK, Inc., a diversified energy company (not held in the portfolio at period end).
Positions that detracted the most from the Fund's return included Nordic American Tankers Ltd., a shipping company that owns and charters tankers for oil transportation; Electricite de France S.A., an electric utility largely owned by the French state; and Engie S.A., which offers a full range of electricity, gas, and associated energy and environment services throughout the world (4.6%, 2.8%, and 2.3%, respectively, of the Fund's long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF
Fund Overview
The Guggenheim Total Return Bond ETF, NYSE Arca ticker: GTO (the "Fund") seeks maximum total return, comprised of income and capital appreciation.
In managing the Fund, Guggenheim Partners Investment Management, LLC ("GPIM") uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region, and sector. GPIM also considers macroeconomic outlook and geopolitical issues. GPIM maintains targets with respect to portfolio maturity and duration, which are reviewed continually by various teams, including the portfolio management team. These targets are set based on the interest rate outlook, the macro environment, and can be either absolute or relative to a portfolio's positioning to a benchmark.
The Fund will normally invest in a portfolio of fixed income instruments of varying maturities and of any credit quality. The Fund will normally invest at least 80% of its assets in fixed income instruments and also include exchange-traded funds ("ETFs") and closed-end funds ("CEFs") that invest substantially all of their assets in fixed income instruments. The Fund may invest in short-term instruments such as commercial paper, repurchase agreements, reverse repurchase agreements and short-term investment funds.
The fixed-income instruments in which the Fund invests include corporate debt securities of U.S. and non-U.S. issuers, including corporate bonds and other similar instruments, such as Treasury securities, collateralized loan obligations ("CLOs"), mortgage-backed securities ("MBS"), and asset-backed securities ("ABS"), issued by various U.S. and non-U.S. public- or private-sector entities, and municipal securities.
The Fund may invest up to 33 1/3% of its total assets in high yield debt securities ("junk bonds"), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that GPIM believes are of comparable below investment grade quality. The Fund may also invest up to 20% of its total assets in participations in, or assignments of, bank loans or corporate loans.
The Fund also may seek certain exposures through derivative transactions, which may also create economic leverage in the Fund. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2017.
On a market price basis, the Fund generated a total return of -0.24%, which included a decrease in market price over the period to $51.43 on February 28, 2017, from $52.60 on August 31, 2016. On an NAV basis, the Fund generated a total return of 0.01%, which included a decrease in NAV over the period to $51.49 on February 28, 2017, from $52.54 on August 31, 2016. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
For comparison, the Bloomberg Barclays U.S. Aggregate Bond Index returned -2.19% for the same period.
The Fund made the following monthly distributions for the semiannual fiscal period ended February 28, 2017:

Payable Date	Amount
September 8, 2016	$0.1283
October 7, 2016	$0.1164
November 7, 2016	$0.0688
December 7, 2016	$0.1155
January 4, 2017	$0.4440
February 7, 2017	$0.1619
Total	$1.0349
The total distribution on December 30, 2016 was composed of $0.1365 in ordinary income and $0.3075 in short-term capital gains.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 11

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF continued
Performance Review
 Positive returns were attributed to continued spreads tightening across fixed income sectors despite the headwinds of a sharp increase in interest rates following the U.S. presidential election. The Fund's allocation to asset-backed securities, corporate bonds, and non-agency mortgaged-backed securities contributed to positive performance and relative outperformance versus the benchmark.
The investment-grade CLO market performed well during the period given strong investor demand for floating-rate securities. Volatility during early 2016 had kept many CLO issuers on the sidelines, even though investors continued to increase allocations to floating-rate CLO debt in response to rising USD London Interbank Offered Rate (LIBOR) and low to negative yields in Japan and Europe. Not surprisingly, CLO spreads tightened significantly in the last months of 2016. Already hoping to issue or refinance CLOs ahead of the December 2016 risk retention deadline, CLO issuers were only too happy to meet strong CLO demand. November represented the highest monthly CLO issuance of the year. The Fund will continue to focus on allocating to investment grade structured credit that may shield investors from rate volatility without having to sacrifice yield.
January's new issuance volume of investment grade corporate credit reached $167 billion, which was the second largest on record. On the whole, the positive technical environment for US bonds and other fixed income instruments should continue. U.S. investment-grade corporate bond yields look attractive relative to European investment-grade corporates with some at premiums of 200 basis points or more. Adding this to the continuing Asian flows into the U.S., the foreign flows should limit potential spread widening in the U.S. corporate bond market.
High-yield spreads tightened as that sector continued to rebound. The depressed commodity-price environment ultimately pressured earnings in oil, gas and metals, causing a wave of defaults to materialize. Based on the 1998 default cycle, we predicted that defaults would peak in 2016. Since peaking at 5.7% in August, the 12-month trailing default rate for all U.S. speculative-grade borrowers rated by Moody's has fallen to 5.5%. It is expected to decline further in 2017 according to Moody's.
Non-agency RMBS positioning was a positive contributor in the period due to low-duration, floating-rate structures that saw limited impact from higher interest rates. The sector benefited from ongoing improvements in credit fundamentals and tracked the rally in credit sectors. In addition to having an income advantage, non-agency RMBS saw price appreciation from spread tightening across all subsectors. Strongest performers were spread duration securities which are expected to experience improving cash flows from ongoing improvements in mortgage credit.
Given the Fed interest rate hike in December 2016, the upward trend in the 10-year U.S. Treasury note yield, and the anticipation of three to four additional rate hikes in 2017, the portfolio remains adherent to a "barbell" duration strategy. Around half of the portfolio was floating rate. At the other end of the "barbell" are longer-term government debt, with higher yields and longer durations. We anticipate over time the yield curve will bear flatten and thus we believe the longer duration securities to be more insulated to losses than the intermediate part of the curve.

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	February 28, 2017
OVLC Guggenheim U.S. Large Cap Optimized Volatility ETF
Fund Overview
The Guggenheim U.S. Large Cap Optimized Volatility ETF, NYSE Arca ticker: OVLC (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of the Guggenheim U.S. Large Cap Optimized Volatility Index (the "Index"). The Index, composed of approximately 120 securities, is designed to capture the benefits of low volatility investing while outperforming these strategies during market rallies. The Index's optimized volatility methodology attempts to have a low volatility exposure much of the time but adopts a higher volatility exposure as market reward-to-risk levels dictate. By utilizing a systematic process to optimize the index methodology's volatility profile, the Index is designed to provide attractive risk-adjusted returns across a market cycle.
Index constituents must be constituents of the S&P 500 Index. Guggenheim Index ServicesSM is the Index Provider ("Index Provider.") The Index Provider was previously named Accretive Asset Management, LLC. The Index Provider is affiliated with Guggenheim Investment Advisors, LLC and Guggenheim Fund Distributors, LLC. The Index Provider selects securities from the constituents of the S&P 500 Index for inclusion in the Index using a proprietary methodology that calculates the reward to risk of each security in the investable universe.
The Fund will invest at least 80% of its total assets in securities that comprise the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2017.
On a market price basis, the Fund generated a total return of 6.96%, which included an increase in market price over the period to $27.69 on February 28, 2017, from $26.14 on August 31, 2016. On an NAV basis, the Fund generated a total return of 6.95%, which included an increase in NAV over the period to $27.75 on February 28, 2017, from $26.20 on August 31, 2016. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses.
For comparison, the Index returned 7.18%, and the S&P 500 Index returned 10.01% for the six-month period ended February 28, 2017.
The Fund made an annual income distribution of $0.2591 per share on December 30, 2016, to shareholders of record on December 28, 2016.
Performance Attribution
 For the six-month period ended February 28, 2017, the financials sector contributed the most to the Fund's return, followed by the information technology sector. The telecommunications services sector detracted the most from the Fund's return, followed by the consumer staples sector.
Positions that contributed the most to the Fund's return included Apple, Inc., a technology company that designs, develops, and sells consumer electronics, computer software, and online services (2.5% of the Fund's long-term investments at period end); Wells Fargo & Co., a diversified financial services company (0.3% of the Fund's long-term investments at period end); and M&T Bank Corp., a regional bank holding company based in Buffalo (not held in the portfolio at period end).
Positions that detracted the most from the Fund's return included Target Corp., a U.S. discount retailer; General Mills, Inc., a maker of branded consumer foods sold through retail stores; and Under Armour, Inc. Class A, an American company that manufactures footwear, sports and casual apparel (0.9%, 1.1%, and 0.3%, respectively, of the Fund's long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 13

(Unaudited)	February 28, 2017
Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers, Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.
This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to each individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.
Investment Risk. An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Equity Risk. The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.
Foreign Investment Risk. A Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic, or social developments could undermine the value of such Fund's investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Emerging Markets Risk. Investment in securities of issuers based in developing or "emerging market" countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.
Micro-, Small-, and Medium-Sized Company Risk. Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed, and there may be less available information about the company.
Replication Management Risk (except GTO). The Funds are not "actively" managed. Therefore, a Fund would not necessarily sell a security because the stock's issuer was in financial trouble unless that stock is removed from such Fund's Index.
Non-Correlation Risk (except GTO). A Fund's return may not match the return of such Fund's index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
Non-Diversified Fund Risk. Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
China Investment Risk (YAO and CQQQ). Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources, and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China.
Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds' portfolios. Financial

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

(Unaudited)	February 28, 2017
market conditions, as well as various social and political tensions in the U.S. and around the world, have contributed to increased market volatility and may have long-term effects on the U.S. and worldwide financial markets and cause further economic uncertainties or deterioration in the U.S. and worldwide. The Investment Advisors do not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the U.S. and global economies and securities markets.
There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.
In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in each Fund's Prospectus and Statement of Additional Information and at guggenheiminvestments.com.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	February 28, 2017
YAO Guggenheim China All-Cap ETF

Fund Statistics
Share Price	$27.15
Net Asset Value	$27.14
Premium to NAV	0.04%
Net Assets ($000)	$21,716

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2017

	Six
	Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(10/19/09)
Guggenheim China All-Cap ETF
NAV	5.91%	31.46%	4.35%	3.65%	3.39%
Market	5.81%	30.61%	4.76%	3.82%	3.39%
AlphaShares
China All
Cap Index	6.28%	32.51%	4.53%	4.06%	3.92%
MSCI China
Index	5.34%	31.13%	5.05%	3.65%	2.92%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.82 per share for share price returns or initial net asset value (NAV) of $24.82 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips.
The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Financial	35.6%
Communications	27.3%
Consumer, Non-cyclical	8.0%
Energy	7.6%
Consumer, Cyclical	6.8%
Industrial	6.3%
Technology	3.5%
Other	4.9%
Total Common Stocks	100.0%
Securities Lending Collateral	1.7%
Total Investments	101.7%
Other Assets & Liabilities, net	-1.7%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Alibaba Group Holding Ltd. ADR	5.2%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp. — Class H	5.1%
China Mobile Ltd.	4.8%
Industrial & Commercial Bank of China Ltd. — Class H	4.7%
Baidu, Inc. ADR	4.3%
Bank of China Ltd. — Class H	3.5%
JD.com, Inc. ADR	2.7%
Ping An Insurance Group Company of China Ltd. — Class H	2.5%
China Life Insurance Company Ltd. — Class H	2.1%
Top Ten Total	40.0%
"Ten Largest Holdings" excludes any temporary cash investments.

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2017
CQQQ Guggenheim China Technology ETF

Fund Statistics
Share Price	$40.41
Net Asset Value	$40.13
Premium to NAV	0.70%
Net Assets ($000)	$58,193

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2017

	Six
	Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(12/08/09)
Guggenheim China Technology ETF
NAV	3.92%	30.48%	3.90%	11.73%	8.27%
Market	5.15%	30.70%	4.24%	12.11%	8.37%
AlphaShares
China
Technology
Index	4.19%	31.15%	3.34%	11.58%	8.21%
MSCI China
Index	5.34%	31.13%	5.05%	3.65%	2.25%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.
The MSCI China Index is a capitalized-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips, and P chips.
The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.70% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Communications	46.8%
Technology	27.5%
Industrial	14.1%
Energy	4.7%
Basic Materials	3.2%
Consumer, Cyclical	1.3%
Consumer, Non-cyclical	1.1%
Diversified	0.9%
Financial	0.4%
Total Common Stocks	100.0%
Securities Lending Collateral	8.1%
Total Investments	108.1%
Other Assets & Liabilities, net	-8.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Tencent Holdings Ltd.	10.0%
Alibaba Group Holding Ltd. ADR	9.0%
NetEase, Inc. ADR	8.7%
Baidu, Inc. ADR	7.3%
Sunny Optical Technology Group Company Ltd.	4.4%
AAC Technologies Holdings, Inc.	4.4%
Semiconductor Manufacturing International Corp.	4.0%
SINA Corp.	3.6%
Lenovo Group Ltd.	3.5%
58.com, Inc. ADR	3.4%
Top Ten Total	58.3%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2017
TAN Guggenheim Solar ETF

Fund Statistics
Share Price	$18.76
Net Asset Value	$18.72
Premium to NAV	0.21%
Net Assets ($000)	$214,361

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2017

	Six
	Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(04/15/08)
Guggenheim Solar ETF
NAV	-5.87%	-15.78%	-24.21%	-5.06%	-23.06%
Market	-5.76%	-15.97%	-24.13%	-4.86%	-23.04%
MAC Global
Solar Energy
Index	-6.93%	-18.50%	-26.96%	-8.23%	-24.61%
MSCI World
Index	7.78%	21.26%	5.20%	9.41%	4.90%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $251.30* per share for share price returns or initial net asset value (NAV) of $251.30* per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.
The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.88%. In the Financial Highlights section of this Semi-annual Report, the Fund's annualized net operating expense ratio was 0.69% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.78%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Country Diversification	% of Common Stocks
Country
United States	38.8%
Cayman Islands	35.4%
United Kingdom	5.4%
Canada	5.1%
Norway	4.3%
Germany	3.8%
Switzerland	3.8%
Bermuda	3.4%
Total Common Stocks	100.0%

Ten Largest Holdings
(% of Total Net Assets)
First Solar, Inc.	6.1%
GCL-Poly Energy Holdings Ltd.	5.5%
Xinyi Solar Holdings Ltd.	5.4%
Atlantica Yield plc	5.4%
Canadian Solar, Inc.	5.1%
Trina Solar Ltd. ADR	5.1%
SunPower Corp. — Class A	4.7%
Shunfeng International Clean Energy Ltd.	4.6%
SolarEdge Technologies, Inc.	4.3%
JinkoSolar Holding Company Ltd. ADR	4.3%
Top Ten Total	50.5%
"Ten Largest Holdings" excludes any temporary cash investments.
*Reflects 1 for 10 reverse stock split that occurred on February 15, 2012.

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2017
CGW Guggenheim S&P Global Water Index ETF

Fund Statistics
Share Price	$30.08
Net Asset Value	$30.10
Discount to NAV	-0.07%
Net Assets ($000)	$482,795

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2017

	Six
	Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(05/14/07)
Guggenheim S&P Global Water Index ETF
NAV	1.08%	16.56%	3.05%	9.62%	4.39%
Market	0.85%	16.62%	3.02%	9.75%	4.38%
S&P Global
Water Index	1.25%	16.79%	3.29%	9.93%	4.87%
MSCI World
Index	7.78%	21.26%	5.20%	9.41%	3.61%
Dow Jones
Utilities
Index	3.03%	13.48%	4.97%	5.97%	-0.36%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.78 per share for share price returns or initial net asset value (NAV) of $24.78 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The Dow Jones Global Utilities Index consists of companies that provide electrical, water, natural gas, and telephone utilities. The index is quoted in USD.
The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.64%. In the Financial Highlights section of this Semi-annual Report, the Fund's annualized net operating expense ratio was 0.63% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.63%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Country Diversification	% of Common Stocks
Country
United States	39.6%
United Kingdom	15.2%
Switzerland	9.0%
France	6.8%
Ireland	5.0%
China	4.2%
Japan	3.0%
Other	17.2%
Total Common Stocks	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Geberit AG	8.3%
American Water Works Co., Inc.	8.0%
Danaher Corp.	5.3%
Pentair plc	5.0%
United Utilities Group plc	4.8%
Xylem, Inc.	4.5%
Severn Trent plc	4.0%
Veolia Environnement S.A.	3.7%
IDEX Corp.	3.6%
Aqua America, Inc.	3.3%
Top Ten Total	50.5%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2017
GHII Guggenheim S&P High Income Infrastructure ETF

Fund Statistics
Share Price	$27.08
Net Asset Value	$26.90
Premium to NAV	0.67%
Net Assets ($000)	$28,249

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2017

	Six
	Month		Since
	(non-	One	Inception
	annualized)	Year	(02/11/15)
Guggenheim S&P High Income Infrastructure ETF
NAV	4.22%	31.31%	8.22%
Market	4.11%	34.58%	8.53%
S&P High Income
Infrastructure Index	4.50%	32.35%	9.30%
S&P Global BMI Index	7.86%	23.30%	5.66%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.
The S&P Global BMI is a comprehensive, rules-based index designed to measure global stock market performance. The index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million in all included countries. The S&P Global BMI is made up of the S&P Developed BMI and the S&P Emerging BMI indices. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.45% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

Country Diversification	% of Common Stocks
Country
Canada	17.4%
Bermuda	12.3%
China	10.6%
United States	9.9%
Spain	9.4%
France	6.0%
Italy	5.3%
Other	29.1%
Total Common Stocks	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Ship Finance International Ltd.	4.9%
Nordic American Tankers Ltd.	4.6%
Snam SpA	4.4%
Targa Resources Corp.	4.1%
Veresen, Inc.	3.9%
Abertis Infraestructuras S.A.	3.6%
Williams Companies, Inc.	3.5%
Inter Pipeline Ltd.	3.4%
DHT Holdings, Inc.	3.3%
Pembina Pipeline Corp.	3.1%
Top Ten Total	38.8%
"Ten Largest Holdings" excludes any temporary cash investments.

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2017
GHII Guggenheim S&P High Income Infrastructure ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF

Fund Statistics
Share Price	$51.43
Net Asset Value	$51.49
Discount to NAV	-0.12%
Net Assets ($000)	$28,321

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2017
	Six
	Month		Since
	(non-	One	Inception
	annualized)	Year	(02/10/16)
Guggenheim Total Return Bond ETF
NAV	0.01%	6.37%	6.00%
Market	-0.24%	5.84%	5.88%
Bloomberg Barclays U.S.
Aggregate Bond Index	-2.19%	1.42%	1.44%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $49.97 per share for share price returns or initial net asset value (NAV) of $49.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.50% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For the period ended February 28, 2017, the Fund's total net expense ratio was 0.48% due to voluntary expense waivers. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Corporate Bonds	33.1%
Collateralized Mortgage Obligations	17.6%
Asset Backed Securities	16.5%
Commercial Paper	7.1%
Municipal Bonds	5.9%
U.S. Treasury Bills	5.9%
Repurchase Agreements	4.9%
Senior Floating Rate Interests	4.5%
Money Market Fund	3.2%
Exchange Traded Funds	2.5%
Closed End Funds	1.3%
Foreign Government Bonds	1.3%
Securities Lending Collateral	0.4%
Total Investments	104.2%
Other Assets & Liabilities, net	-4.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
U.S. Treasury Bonds, 0.00%	5.7%
Guggenheim Enhanced Short Duration ETF	2.5%
Cerberus Loan Funding XVI, LP Class A2, 3.24%	1.8%
Golub Capital Partners CLO Ltd. Class A, 3.39%	1.7%
Apollo Aviation Securitization Equity Trust Class A, 4.21%	1.7%
Fort Knox Military Housing Privatization Project, 5.82%	1.4%
Guggenheim Strategic Opportunities Fund	1.4%
Citigroup, Inc., 5.95%	1.3%
Freddie Mac Multifamily Structured Pass Through
Certificates Class X1, 1.02%	1.3%
Hospitality Properties Trust, 5.25%	1.3%
Top Ten Total	20.1%
"Ten Largest Holdings" excludes any temporary cash investments.

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 23

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	February 28, 2017
OVLC Guggenheim U.S. Large Cap Optimized Volatility ETF

Fund Statistics
Share Price	$27.69
Net Asset Value	$27.75
Discount to NAV	-0.22%
Net Assets ($000)	$2,775

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED FEBRUARY 28, 2017

		Since
	Six	Inception
	Month	(05/10/16)
	(non-	(non-
	annualized)	annualized)
Guggenheim U.S. Large Cap Optimized Volatility ETF
NAV	6.95%	11.46%
Market	6.96%	11.21%
Guggenheim U.S. Large Cap
Optimized Volatility Index	7.18%	11.84%
S&P 500 Index	10.01%	16.88%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.30% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	28.3%
Financial	17.0%
Consumer, Cyclical	13.5%
Industrial	9.7%
Technology	9.1%
Utilities	7.3%
Communications	6.3%
Energy	5.0%
Basic Materials	3.2%
Total Investments	99.4%
Securities Lending Collateral	0.4%
Total Investments	99.8%
Other Assets & Liabilities, net	0.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Exxon Mobil Corp.	2.5%
Apple, Inc.	2.5%
AT&T, Inc.	2.2%
Pfizer, Inc.	2.0%
Verizon Communications, Inc.	1.9%
Merck & Company, Inc.	1.9%
International Business Machines Corp.	1.8%
PepsiCo, Inc.	1.8%
Oracle Corp.	1.7%
McDonald's Corp.	1.5%
Top Ten Total	19.8%
"Ten Largest Holdings" excludes any temporary cash investments.

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited)	February 28, 2017
All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund's gross income and reduce the investment return of the Fund.
A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning August 31, 2016 and ending February 28, 2017.
The following tables illustrate a Fund's costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading "Expenses Paid During Period."
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund's cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
More information about a Fund's expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

					Expenses
			Beginning	Ending	Paid
	Expense	Fund	Account Value	Account Value	During
	Ratio[1]	Return	August 31, 2016	February 28, 2017	Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim China All-Cap ETF	0.70%	5.91%	$1,000.00	$1,059.14	$3.57
Guggenheim China Technology ETF	0.70%	3.92%	1,000.00	1,039.25	3.54
Guggenheim Solar ETF	0.69%	(5.87)%	1,000.00	941.34	3.32
Guggenheim S&P Global Water Index ETF	0.63%	1.08%	1,000.00	1,010.79	3.14
Guggenheim S&P High Income Infrastructure ETF	0.45%	4.22%	1,000.00	1,042.19	2.28
Guggenheim Total Return Bond ETF	0.48%	0.01%	1,000.00	1,000.14	2.38
Guggenheim U.S. Large Cap Optimized Volatility ETF	0.30%	6.95%	1,000.00	1,069.54	1.54

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim China All-Cap ETF	0.70%	5.00%	$1,000.00	$1,021.32	$3.51
Guggenheim China Technology ETF	0.70%	5.00%	1,000.00	1,021.32	3.51
Guggenheim Solar ETF	0.69%	5.00%	1,000.00	1,021.37	3.46
Guggenheim S&P Global Water Index ETF	0.63%	5.00%	1,000.00	1,021.67	3.16
Guggenheim S&P High Income Infrastructure ETF	0.45%	5.00%	1,000.00	1,022.56	2.26
Guggenheim Total Return Bond ETF	0.48%	5.00%	1,000.00	1,022.41	2.41
Guggenheim U.S. Large Cap Optimized Volatility ETF	0.30%	5.00%	1,000.00	1,023.31	1.51

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period August 31, 2016 to February 28, 2017.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 25

SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017
YAO Guggenheim China All-Cap ETF

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 35.6%
China Construction Bank Corp. — Class H	1,353,549	$1,114,234
Industrial & Commercial Bank of China Ltd. — Class H	1,552,126	1,017,761
Bank of China Ltd. — Class H	1,512,466	765,736
Ping An Insurance Group Company of China Ltd. — Class H	100,652	536,814
China Life Insurance Company Ltd. — Class H	148,995	453,946
Bank of Communications Company Ltd. — Class H	440,993	351,660
China Overseas Land & Investment Ltd.	85,995	264,773
Agricultural Bank of China Ltd. — Class H	528,982	243,964
China Pacific Insurance Group Company Ltd. — Class H	55,600	203,778
China Merchants Bank Company Ltd. — Class H	74,993	199,500
CITIC Ltd.	128,000	183,695
China CITIC Bank Corporation Ltd. — Class H	246,993	169,595
China Resources Land Ltd.	53,999	147,477
China Minsheng Banking Corporation Ltd. — Class H	124,990	142,663
PICC Property & Casualty Company Ltd. — Class H	91,995	140,556
Haitong Securities Company Ltd. — Class H	62,400	114,310
Country Garden Holdings Company Ltd.	157,873	113,080
CITIC Securities Company Ltd. — Class H	45,501	97,304
China Huarong Asset Management Company Ltd. — Class H*,1	220,000	87,009
New China Life Insurance Company Ltd. — Class H	15,200	74,899
GF Securities Company Ltd. — Class H	31,272	68,889
China Galaxy Securities Company Ltd. — Class H	69,500	68,135
China Cinda Asset Management Company Ltd. — Class H	172,000	67,803
China Taiping Insurance Holdings Company Ltd.*	28,800	67,451
China Vanke Company Ltd. — Class H	26,396	66,309
Huatai Securities Company Ltd. — Class H1	31,927	65,150
People's Insurance Company Group of China Ltd. — Class H	136,000	55,890
China Evergrande Group[2]	70,994	53,320
Fullshare Holdings Ltd.[2]	134,384	52,109
Far East Horizon Ltd.	42,000	40,418
Credit China Fintech Holdings Ltd.*	266,515	38,797
Longfor Properties Company Ltd.	23,999	38,399
Bank of Jinzhou Company Ltd. — Class H	32,000	36,813
Sunac China Holdings Ltd.[2]	35,000	36,387
China Everbright Ltd.	18,000	35,710
Chongqing Rural Commercial Bank Company Ltd. — Class H	49,994	35,101
Shimao Property Holdings Ltd.	23,999	34,441
Sino-Ocean Group Holding Ltd.	59,993	29,832
Guangzhou R&F Properties Company Ltd. — Class H2	20,000	27,620
Shanghai Industrial Holdings Ltd.	9,000	25,102
Shenzhen Investment Ltd.	55,999	24,023
China Jinmao Holdings Group Ltd.	75,998	23,595
China International Capital Corporation Ltd. — Class H*,1	13,600	20,359
Harbin Bank Company Ltd. — Class H1	60,000	20,174
Yuexiu Property Company Ltd.	119,992	19,477
SOHO China Ltd.	36,999	19,161
CIFI Holdings Group Company Ltd.	56,000	18,757
Agile Group Holdings Ltd.	28,000	18,468
Huishang Bank Corporation Ltd. — Class H	32,000	16,572
KWG Property Holding Ltd.	25,815	16,296
Guotai Junan International Holdings Ltd.	47,000	15,803
Poly Property Group Company Ltd.*,2	36,999	15,538
Shui On Land Ltd.	66,993	15,017
Shengjing Bank Company Ltd. — Class H1	13,818	14,134
Yanlord Land Group Ltd.	13,200	13,733
China South City Holdings Ltd.[2]	62,000	12,939
Joy City Property Ltd.	76,000	11,749
Greentown China Holdings Ltd.*	12,500	11,417
Central China Securities Company Ltd. — Class H	20,000	11,311
Noah Holdings Ltd. ADR*,2	424	11,105
Hopson Development Holdings Ltd.	12,000	10,883
Renhe Commercial Holdings Company Ltd.*,2	375,930	10,654
Bank of Tianjin Company Ltd. — Class H	12,500	8,325
Total Financial		7,725,920

Communications - 27.3%
Alibaba Group Holding Ltd. ADR*	10,905	1,122,125
Tencent Holdings Ltd.	41,842	1,115,795
China Mobile Ltd.	95,451	1,052,581
Baidu, Inc. ADR*	5,383	937,342
JD.com, Inc. ADR*	19,064	582,786
Ctrip.com International Ltd. ADR*	7,581	359,643
China Unicom Hong Kong Ltd.	119,995	145,927
China Telecom Corporation Ltd. — Class H	277,981	130,710
Vipshop Holdings Ltd. ADR*	7,187	93,503
SINA Corp.*	1,193	82,949
58.com, Inc. ADR*,2	1,808	66,173
Weibo Corp. ADR*,2	919	46,428
Autohome, Inc. ADR*	1,080	35,878
YY, Inc. ADR*	687	30,427
ZTE Corp. — Class H	15,048	24,503
Sohu.com, Inc.*	613	24,416
51job, Inc. ADR*	451	16,213
Fang Holdings Ltd. ADR*	5,236	15,603
Bitauto Holdings Ltd. ADR*,2	808	15,400
BYD Electronic International Company Ltd.	12,500	13,527
21Vianet Group, Inc. ADR*,2	1,220	8,821
CITIC Telecom International Holdings Ltd.	26,000	8,139
Total Communications		5,928,889

See notes to financial statements.
26 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 8.0%
Hengan International Group Company Ltd.	15,001	$128,125
New Oriental Education & Technology Group, Inc. ADR*	2,602	125,963
Sinopharm Group Company Ltd. — Class H	24,001	111,001
CSPC Pharmaceutical Group Ltd.	90,000	110,145
WH Group Ltd.[1]	140,500	109,867
China Mengniu Dairy Company Ltd.	53,998	106,432
Want China Holdings Ltd.	125,993	81,155
TAL Education Group ADR*	905	78,255
Sino Biopharmaceutical Ltd.	89,992	77,674
China Resources Beer Holdings Company Ltd.*	32,000	72,636
China Conch Venture Holdings Ltd.	36,000	71,328
China Medical System Holdings Ltd.	26,495	43,143
Tingyi Cayman Islands Holding Corp.	37,999	42,589
Tsingtao Brewery Company Ltd. — Class H	8,000	36,793
China Biologic Products, Inc.*	369	36,236
Jiangsu Expressway Company Ltd. — Class H	26,000	34,299
Zhejiang Expressway Company Ltd. — Class H	29,999	33,738
BeiGene Ltd*	797	31,059
Shenzhen International Holdings Ltd.	18,822	26,963
Shanghai Fosun Pharmaceutical Group Company
Ltd. — Class H2	7,500	25,797
3SBio, Inc.*,1,2	20,454	24,901
China Huishan Dairy Holdings Company Ltd.[2]	68,000	24,879
Shandong Weigao Group Medical Polymer Company
Ltd. — Class H	40,001	24,065
Luye Pharma Group Ltd.	36,000	23,560
China First Capital Group Ltd.*	50,000	21,836
Tong Ren Tang Technologies Company Ltd. — Class H	11,000	20,179
China Agri-Industries Holdings Ltd.*,2	39,999	19,736
CAR, Inc.*	17,818	16,871
Guangzhou Baiyunshan Pharmaceutical Holdings Company
Ltd. — Class H	6,000	15,884
Uni-President China Holdings Ltd.	23,000	15,704
China Resources Phoenix Healthcare Holdings Company Ltd.*	12,000	14,856
China Shengmu Organic Milk Ltd.*,1	48,000	13,171
China Modern Dairy Holdings Ltd.*	51,989	12,792
Universal Medical Financial & Technical Advisory Services
Company Ltd.[1]	13,636	12,121
CP Pokphand Company Ltd.	119,993	12,057
SSY Group Ltd.	38,000	11,945
Vinda International Holdings Ltd.	6,000	11,749
Biostime International Holdings Ltd.*	3,500	11,610
Tibet Water Resources Ltd.	27,000	11,131
Shenzhen Expressway Company Ltd. — Class H	12,000	11,084
Fu Shou Yuan International Group Ltd.	18,000	10,481
Hua Han Health Industry Holdings Ltd.*,†††,3	91,200	2,644
China Animal Healthcare Ltd.*,†††,3	36,000	—
Total Consumer, Non-cyclical		1,726,454

Energy - 7.6%
China Petroleum & Chemical Corp. — Class H	507,183	393,334
CNOOC Ltd.	321,990	380,791
PetroChina Company Ltd. — Class H	421,986	321,282
China Shenhua Energy Company Ltd. — Class H	67,996	142,256
China Everbright International Ltd.	52,999	68,686
Kunlun Energy Company Ltd.	67,994	59,126
China Longyuan Power Group Corporation Ltd. — Class H	61,998	53,193
China Oilfield Services Ltd. — Class H	37,999	37,888
GCL-Poly Energy Holdings Ltd.*,2	245,995	33,592
Yanzhou Coal Mining Company Ltd. — Class H2	35,999	28,939
Xinyi Solar Holdings Ltd.*,2	78,000	27,432
China Coal Energy Company Ltd. — Class H*	37,993	20,116
Sinopec Engineering Group Company Ltd. — Class H	22,000	19,981
Trina Solar Ltd. ADR*,2	1,753	18,407
Shougang Fushan Resources Group Ltd.*,2	72,000	16,046
Beijing Jingneng Clean Energy Co. Ltd. — Class H	38,000	11,553
Sinopec Kantons Holdings Ltd.	20,000	10,461
Sinopec Oilfield Service Corp. — Class H*	40,000	8,245
Total Energy		1,651,328

Consumer, Cyclical - 6.8%
Geely Automobile Holdings Ltd.	99,993	136,029
Belle International Holdings Ltd.	132,993	91,661
Brilliance China Automotive Holdings Ltd.	57,996	91,151
BYD Company Ltd. — Class H2	14,000	82,332
Guangzhou Automobile Group Company Ltd. — Class H	45,999	77,154
Great Wall Motor Company Ltd. — Class H	62,000	76,198
Dongfeng Motor Group Company Ltd. — Class H	56,000	66,443
Shenzhou International Group Holdings Ltd.	10,999	65,746
ANTA Sports Products Ltd.	20,000	60,548
Haier Electronics Group Company Ltd.	25,000	45,991
Xinyi Glass Holdings Ltd.*	49,999	45,346
Minth Group Ltd.	14,000	44,548
Sun Art Retail Group Ltd.	43,499	41,916
Intime Retail Group Company Ltd.	33,500	41,646
Alibaba Pictures Group Ltd.*	230,000	38,519
China Lodging Group Ltd. ADR*	623	36,115
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	14,000	36,071
Weichai Power Company Ltd. — Class H	19,800	34,843
GOME Electrical Appliances Holding Ltd.	226,991	31,582
Fuyao Glass Industry Group Company Ltd. — Class H1	10,063	31,372
Air China Ltd. — Class H	37,999	29,322
Skyworth Digital Holdings Ltd.	37,999	24,672

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
YAO Guggenheim China All-Cap ETF continued
	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 6.8% (continued)
Red Star Macalline Group Corporation Ltd. — Class H1	20,637	$22,119
Li Ning Company Ltd.*	31,500	21,061
China Southern Airlines Company Ltd. — Class H	32,000	20,818
BAIC Motor Corporation Ltd. — Class H1	18,453	20,753
Zhongsheng Group Holdings Ltd.	12,500	18,132
Imperial Pacific International Holdings Ltd.*	980,000	18,054
China Eastern Airlines Corporation Ltd. — Class H	32,000	17,768
Digital China Holdings Ltd.*,2	17,000	15,178
BEP International Holdings Ltd.	221,817	13,716
Golden Eagle Retail Group Ltd.	9,000	13,380
China Travel International Investment Hong Kong Ltd.	41,999	12,444
China Dongxiang Group Company Ltd.	60,000	11,362
Pou Sheng International Holdings Ltd.	40,000	9,739
China Minsheng Financial Holding Corporation Ltd.*	120,000	9,275
China Jicheng Holdings Ltd.*,1	329,690	8,112
Xtep International Holdings Ltd.	15,500	7,089
Total Consumer, Cyclical		1,468,205

Industrial - 6.3%
AAC Technologies Holdings, Inc.	14,982	157,782
China Communications Construction Company Ltd. — Class H	87,993	113,583
Sunny Optical Technology Group Company Ltd.	13,970	89,894
Anhui Conch Cement Company Ltd. — Class H	23,500	81,891
CRRC Corporation Ltd. — Class H	81,000	77,739
China Railway Group Ltd. — Class H	76,993	67,347
Zhuzhou CRRC Times Electric Company Ltd. — Class H	11,000	59,234
China State Construction International Holdings Ltd.	33,999	55,625
China Railway Construction Corporation Ltd. — Class H	37,999	53,750
China National Building Material Company Ltd. — Class H	53,998	39,373
Yangzijiang Shipbuilding Holdings Ltd.	51,000	33,731
Beijing Capital International Airport Company Ltd. — Class H	30,000	32,155
China Communications Services Corp. Ltd. — Class H	47,993	32,088
AviChina Industry & Technology Company Ltd. — Class H	40,999	29,842
China High Speed Transmission Equipment Group Co. Ltd.	24,000	29,249
Haitian International Holdings Ltd.	13,000	27,332
Lee & Man Paper Manufacturing Ltd.	29,999	27,207
Shanghai Electric Group Company Ltd. — Class H*,2	51,998	26,929
COSCO SHIPPING Holdings Company Ltd. — Class H*	51,500	24,548
China Energy Engineering Corporation Ltd. — Class H	124,000	23,482
BBMG Corp. — Class H	43,000	20,108
China Railway Signal & Communication Corporation
Ltd. — Class H1	26,077	19,888
COSCO SHIPPING Development Company Ltd. — Class H*	74,990	17,582
Guangshen Railway Company Ltd. — Class H	28,000	17,494
Sinotrans Ltd. — Class H	38,000	17,232
Hollysys Automation Technologies Ltd	972	16,971
China Resources Cement Holdings Ltd.	32,000	16,655
COSCO SHIPPING Energy Transportation Company
Ltd. — Class H	26,000	15,709
China International Marine Containers Group Co. Ltd. — Class H	8,300	14,499
Xinjiang Goldwind Science & Technology Company
Ltd. — Class H2	8,800	14,420
China Lesso Group Holdings Ltd.	19,000	14,270
SITC International Holdings Company Ltd.	22,000	14,114
China Logistics Property Holdings Company Ltd.*	31,000	13,099
China Zhongwang Holdings Ltd.	25,599	12,169
Zoomlion Heavy Industry Science and Technology Company
Ltd. — Class H2	23,199	12,134
Beijing Enterprises Clean Energy Group Ltd.*	387,270	11,126
Tianneng Power International Ltd.	12,000	10,621
China Machinery Engineering Corp. — Class H	15,000	10,435
Chaowei Power Holdings Ltd.	13,000	10,249
CT Environmental Group Ltd.	48,000	10,017
China Shanshui Cement Group Ltd.*,†††,3	105,999	—
Total Industrial		1,371,573

Technology - 3.5%
NetEase, Inc. ADR	1,487	453,624
Semiconductor Manufacturing International Corp.*,2	69,698	90,687
Lenovo Group Ltd.	141,995	85,243
TravelSky Technology Ltd. — Class H	19,000	41,464
Kingsoft Corporation Ltd.	15,000	33,005
Chinasoft International Ltd.*	38,000	18,651
NetDragon Websoft Holdings Ltd.[2]	5,500	15,588
Kingdee International Software Group Company Ltd.*	34,000	13,140
AGTech Holdings Ltd.*	56,000	11,615
Total Technology		763,017

Utilities - 2.7%
Guangdong Investment Ltd.	55,998	76,324
Beijing Enterprises Water Group Ltd.*	97,986	70,058
China Gas Holdings Ltd.	45,999	68,266
China Resources Power Holdings Company Ltd.	35,999	65,204
CGN Power Company Ltd. — Class H1	203,271	61,800
Huaneng Power International, Inc. — Class H	83,994	57,241
China Resources Gas Group Ltd.	18,000	54,957
Beijing Enterprises Holdings Ltd.	10,000	52,303
China Power International Development Ltd.	65,999	25,592
Huaneng Renewables Corporation Ltd. — Class H	71,992	24,484
Datang International Power Generation Company Ltd. — Class H	53,996	15,790
Huadian Power International Corporation Ltd. — Class H	28,000	12,300
Huadian Fuxin Energy Corporation Ltd. — Class H	46,000	11,200
Total Utilities		595,519

See notes to financial statements.
28 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
YAO Guggenheim China All-Cap ETF continued

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Basic Materials - 1.9%
Kingboard Chemical Holdings Ltd.	13,300	$47,032
Zijin Mining Group Company Ltd. — Class H	113,992	43,026
Nine Dragons Paper Holdings Ltd.	32,999	41,874
Sinopec Shanghai Petrochemical Company Ltd. — Class H	67,998	41,171
Aluminum Corporation of China Ltd. — Class H*,2	77,994	38,884
Jiangxi Copper Company Ltd. — Class H	22,999	38,754
China Molybdenum Co. Ltd. — Class H	72,000	27,548
China Hongqiao Group Ltd.	27,000	27,131
Huabao International Holdings Ltd.*,2	35,999	19,339
Angang Steel Company Ltd. — Class H*	22,000	17,090
MMG Ltd.*	40,000	15,768
Zhaojin Mining Industry Company Ltd. — Class H2	15,500	15,176
Yingde Gases Group Company Ltd.††	18,500	12,703
Fufeng Group Ltd.	20,000	12,625
China BlueChemical Ltd. — Class H	31,999	11,089
Total Basic Materials		409,210

Diversified - 0.3%
China Merchants Port Holdings Company Ltd.	15,630	43,593
Legend Holdings Corp. — Class H1	6,350	15,068
Carnival Group International Holdings Ltd.*	110,000	11,762
Total Diversified		70,423
Total Common Stocks
(Cost $21,655,694)		21,710,538

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 1.7%
Joint Repurchase Agreements
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	$250,000	250,000
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	130,091	130,091
Total Securities Lending Collateral
(Cost $380,091)		380,091
Total Investments - 101.7%
(Cost $22,035,785)		$22,090,629
Other Assets & Liabilities, net - (1.7)%		(375,128)
Total Net Assets - 100.0%		$21,715,501

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $545,998 (cost $537,775), or 2.5% of total net assets.

2	All or portion of this security is on loan at February 28, 2017 — See Note 2.
3	Security was fair valued by the Valuation Committee at February 28, 2017. The total market value of fair valued securities amounts to $2,644, (cost $124,546) or less than 0.1% of total net assets.
4	Securities lending collateral — See Note 2.
ADR	American Depositary Receipt
See Sector Classification in Supplemental Information section.

Country Diversification
% of Common
Country	Stocks
China	99.9%
Singapore	0.1%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
Hong Kong Dollar	80.2%
United States Dollar	19.6%
Singapore Dollar	0.2%
Total Common Stocks	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$21,695,191	$12,703	$2,644	$21,710,538
Securities Lending
Collateral	—	380,091	—	380,091
Total	$21,695,191	$392,794	$2,644	$22,090,629

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
YAO Guggenheim China All-Cap ETF continued
The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Ending
	Balance	Valuation	Unobservable
Category	at 2/28/2017	Technique	Inputs
		Last trade with	25% -
Common Stocks	$2,644	adjustment	100% Discount
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
The transfers in and out of the valuation levels as of February 28, 2017, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 2	$12,703
Transfer from Level 1 to Level 3	2,644
The transfer from Level 1 to Level 2 and the transfer from Level 1 to Level 3 are the results of the securities being halted on the principal exchange on which they trade.
Summary of Fair Value Level 3 Activity
 Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2017:

	Common
	Stocks
Beginning Balance	$—	*
Transfers into Level 3	2,644
Ending Balance	$2,644
Net change in unrealized appreciation
(depreciation) for investments in
securities still held at
February 28, 2017	$—
* Market value is less than $1.

See notes to financial statements.
30 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
CQQQ Guggenheim China Technology ETF

	Shares	Value
COMMON STOCKS† - 100.0%
Communications - 46.8%
Tencent Holdings Ltd.	217,357	$5,796,224
Alibaba Group Holding Ltd. ADR*	50,972	5,245,019
Baidu, Inc. ADR*	24,353	4,240,588
SINA Corp.*	30,241	2,102,657
58.com, Inc. ADR*,1	53,666	1,964,177
Weibo Corp. ADR*,1	27,268	1,377,579
Autohome, Inc. ADR*	32,193	1,069,451
YY, Inc. ADR*	20,476	906,882
ZTE Corp. — Class H	451,217	734,740
Sohu.com, Inc.*,1	18,245	726,698
Bitauto Holdings Ltd. ADR*,1	23,972	456,906
Fang Holdings Ltd. ADR*,1	142,730	425,335
BYD Electronic International Company Ltd.	373,884	404,592
21Vianet Group, Inc. ADR*,1	36,126	261,191
China All Access Holdings Ltd.	766,707	234,088
Baozun Inc. ADR*,1	15,329	220,431
Yangtze Optical Fibre and Cable Joint Stock Limited
Co. — Class H2	91,000	203,748
SUNeVision Holdings Ltd.	360,000	191,074
Coolpad Group Ltd.*	1,849,868	181,116
Comba Telecom Systems Holdings Ltd.	832,540	156,588
KongZhong Corp. ADR*,1	18,954	135,900
Yirendai Ltd. ADR*,1	4,670	111,146
Renren, Inc. ADR*	10,183	83,093
Total Communications		27,229,223

Technology - 27.5%
NetEase, Inc. ADR	16,572	5,055,454
Semiconductor Manufacturing International Corp.*	1,770,322	2,303,429
Lenovo Group Ltd.	3,396,701	2,039,128
TravelSky Technology Ltd. — Class H	555,860	1,213,054
Kingsoft Corporation Ltd.	433,744	954,382
Chinasoft International Ltd.*	1,244,252	610,709
Momo, Inc. ADR*	19,651	523,503
NetDragon Websoft Holdings Ltd.[1]	167,591	474,979
Kingdee International Software Group Company Ltd.*	1,127,242	435,652
AGTech Holdings Ltd.*,1	1,768,869	366,879
PAX Global Technology Ltd.[1]	442,727	312,549
Hua Hong Semiconductor Ltd.[2]	211,060	252,322
Tian Ge Interactive Holdings Ltd.[1,2]	369,956	204,460
NQ Mobile, Inc. — Class A ADR*,1	50,814	195,634
Ju Teng International Holdings Ltd.	498,623	188,852
Changyou.com Ltd. ADR*	6,694	184,888
Shunfeng International Clean Energy Ltd.*	1,792,120	184,696
Cheetah Mobile Inc ADR*,1	16,795	168,118
Boyaa Interactive International Ltd.*	310,001	154,952
Shanghai Fudan Microelectronics Group Company
Ltd. — Class H*	149,204	102,641
Sinosoft Technology Group Ltd.	302,000	89,871
Total Technology		16,016,152

Industrial - 14.1%
Sunny Optical Technology Group Company Ltd.	399,340	2,569,683
AAC Technologies Holdings, Inc.	242,728	2,556,281
Tongda Group Holdings Ltd.	2,242,040	753,850
China Railway Signal & Communication Corporation
Ltd. — Class H2	846,854	645,850
Hollysys Automation Technologies Ltd.	28,833	503,424
Truly International Holdings Ltd.[1]	917,856	394,932
GCL New Energy Holdings Ltd.*,1	4,357,577	221,739
Wasion Group Holdings Ltd.	294,534	158,604
China Aerospace International Holdings Ltd.	1,136,570	150,812
Technovator International Ltd.	305,630	129,537
China Electronics Corporation Holdings Company Ltd.	498,164	102,682
Landing International Development Ltd.*	6,835,055	49,310
Total Industrial		8,236,704

Energy - 4.7%
GCL-Poly Energy Holdings Ltd.*,1	7,329,446	1,000,872
Xinyi Solar Holdings Ltd.[1]	2,378,578	836,529
Trina Solar Ltd. ADR*,1	52,029	546,305
JinkoSolar Holding Company Ltd. ADR*,1	12,643	213,413
JA Solar Holdings Company Ltd. ADR*	23,386	119,269
Total Energy		2,716,388

Basic Materials - 3.2%
Kingboard Chemical Holdings Ltd.	388,858	1,375,101
Kingboard Laminates Holdings Ltd.	445,913	499,770
Total Basic Materials		1,874,871

Consumer, Cyclical - 1.3%
Digital China Holdings Ltd.[1]	540,579	482,607
VST Holdings Ltd.	422,800	136,713
HNA Holding Group Company Ltd.*	2,323,297	116,727
Total Consumer, Cyclical		736,047

Consumer, Non-cyclical - 1.1%
HC International, Inc.*	368,254	302,196
China Innovationpay Group Ltd.*	2,798,566	174,854
Hi Sun Technology China Ltd.*	1,080,869	172,662
Anxin-China Holdings Ltd.*,†††,3	2,144,054	—
Total Consumer, Non-cyclical		649,712

Diversified - 0.9%
Legend Holdings Corp. — Class H2	212,000	503,068

Financial - 0.4%
Rentian Technology Holdings Ltd.*	2,080,000	115,221

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
CQQQ Guggenheim China Technology ETF continued

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 0.4% (continued)
National Agricultural Holdings Ltd.*	498,446	$96,319
Total Financial		211,540
Total Common Stocks
(Cost $57,214,706)		58,173,705

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 8.1%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54% due 03/01/17	$1,095,810	1,095,810
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53% due 03/01/17	1,095,810	1,095,810
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52% due 03/01/17	1,095,810	1,095,810
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51% due 03/01/17	1,095,810	1,095,810
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	324,785	324,785
Total Securities Lending Collateral
(Cost $4,708,025)		4,708,025
Total Investments - 108.1%
(Cost $61,922,731)		$62,881,730
Other Assets & Liabilities, net - (8.1)%		(4,688,930)
Total Net Assets - 100.0%		$58,192,800

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at February 28, 2017 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $1,809,448 (cost $1,707,532), or 3.1% of total net assets.

3	Security was fair valued by the Valuation Committee at February 28, 2017. The total market value of fair valued securities amounts to $0, (cost $436,315) or less than 0.1% of total net assets.
4	Securities lending collateral — See Note 2.
ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

Country Diversification
% of Common
Country	Stocks
China	99.8%
Singapore	0.2%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
Hong Kong Dollar	53.9%
United States Dollar	46.1%
Total Common Stocks	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs		Total
Assets
Common Stocks	$58,173,705	$—	$—	*	$58,173,705
Securities Lending
Collateral	—	4,708,025	—		4,708,025
Total	$58,173,705	$4,708,025	$—	*	$62,881,730
* Market value is less than $1.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Ending
	Balance		Valuation	Unobservable
Category	at 2/28/2017		Technique	Inputs
Last trade with
Common Stocks	$—	*	adjustment	100% Discount
* Market value is less than $1.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 28, 2017, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2017:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$—	*
Change in Unrealized Gain/Loss	—
Ending Balance	$—	*
* Market value is less than $1.
Net change in unrealized appreciation/depreciation for investments still held at 2/28/17	$—

See notes to financial statements.
32 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
TAN Guggenheim Solar ETF

	Shares	Value
COMMON STOCKS† - 99.6%
United States - 38.6%
First Solar, Inc.*	361,737	$13,091,261
SunPower Corp. — Class A*,1	1,153,914	10,108,287
SolarEdge Technologies, Inc.*,1	636,191	9,320,198
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	463,627	9,175,178
Sunrun, Inc.*,1	1,563,965	8,898,961
8Point3 Energy Partners, LP1	667,696	8,887,034
TerraForm Power, Inc. — Class A*	701,207	8,070,893
Vivint Solar, Inc.*,1	2,215,039	7,641,885
TerraForm Global, Inc. — Class A*	1,751,490	7,618,982
Total United States		82,812,679

Cayman Islands - 35.2%
GCL-Poly Energy Holdings Ltd.*,1	85,849,464	11,723,159
Xinyi Solar Holdings Ltd.*,1	33,122,964	11,649,117
Trina Solar Ltd. ADR*	1,037,319	10,891,850
Shunfeng International Clean Energy Ltd.*	94,746,342	9,764,582
JinkoSolar Holding Company Ltd. ADR*,1	544,569	9,192,324
Daqo New Energy Corp.*,1	357,143	8,853,575
JA Solar Holdings Company Ltd. ADR*,1	1,454,411	7,417,496
Hanwha Q Cells Co. Ltd.*,1	697,043	6,036,392
Total Cayman Islands		75,528,495

United Kingdom - 5.4%
Atlantica Yield plc	533,322	11,605,086

Canada - 5.1%
Canadian Solar, Inc.*,1	747,104	10,997,371

Norway - 4.3%
REC Silicon ASA*,1	61,992,490	9,108,961

Germany - 3.8%
SMA Solar Technology AG1	324,671	8,207,440

Switzerland - 3.8%
Meyer Burger Technology AG*,1	10,360,388	8,069,402

Bermuda - 3.4%
China Singyes Solar Technologies Holdings Ltd.[1]	15,290,672	7,189,863
Total Common Stocks
(Cost $297,632,204)		213,519,297

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 37.9%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54% due 03/01/17	$18,913,266	18,913,266
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53% due 03/01/17	18,913,266	18,913,266
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52% due 03/01/17	18,913,266	18,913,266

RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51% due 03/01/17	18,913,266	18,913,266
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52% due 03/01/17	5,605,685	5,605,685
Total Securities Lending Collateral
(Cost $81,258,749)		81,258,749
Total Investments - 137.5%
(Cost $378,890,953)		$294,778,046
Other Assets & Liabilities, net - (37.5)%		(80,417,177)
Total Net Assets - 100.0%		$214,360,869

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at February 28, 2017 — See Note 2.
2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

% of
Portfolio Breakdown	Net Assets
Energy	57.2%
Industrial	15.7%
Utilities	9.5%
Technology	8.8%
Financial	4.3%
Basic Materials	4.1%
Total Common Stocks	99.6%
Securities Lending Collateral	37.9%
Total Investments	137.5%
Other Assets & Liabilities, net	-37.5%
Net Assets	100.0%

Currency Denomination
% of Common
Currency	Stocks
United States Dollar	69.2%
Hong Kong Dollar	18.9%
Norwegian Krone	4.3%
Euro	3.8%
Swiss Franc	3.8%
Total Common Stocks	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
TAN Guggenheim Solar ETF continued
The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$213,519,297	$—	$—	$213,519,297
Securities Lending
Collateral	—	81,258,749	—	81,258,749
Total	$213,519,297	$81,258,749	$—	$294,778,046
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 28, 2017, there were no transfers between levels.

See notes to financial statements.
34 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
CGW Guggenheim S&P Global Water Index ETF

	Shares	Value
COMMON STOCKS† - 99.6%
United States - 39.4%
American Water Works Co., Inc.	497,646	$38,816,389
Danaher Corp.	301,130	25,761,672
Xylem, Inc.	447,401	21,528,937
IDEX Corp.	190,091	17,524,490
Aqua America, Inc.	496,047	15,744,532
Olin Corp.	412,399	12,817,361
Tetra Tech, Inc.	160,648	6,466,082
Mueller Industries, Inc.	142,756	5,970,055
Rexnord Corp.*	256,462	5,685,763
Mueller Water Products, Inc. — Class A	403,715	5,002,029
California Water Service Group	134,186	4,931,336
American States Water Co.	102,264	4,573,246
Watts Water Technologies, Inc. — Class A	69,563	4,448,554
Franklin Electric Company, Inc.	95,778	4,013,098
Badger Meter, Inc.	72,649	2,658,953
Aegion Corp. — Class A*	96,791	2,202,963
Lindsay Corp.[1]	26,538	2,124,898
Advanced Drainage Systems, Inc.	88,367	1,948,492
Connecticut Water Service, Inc.	31,418	1,792,397
Calgon Carbon Corp.	126,398	1,782,212
Middlesex Water Co.	45,537	1,714,468
Gorman-Rupp Co.	43,649	1,358,793
York Water Co.	36,004	1,296,144
Total United States		190,162,864

United Kingdom - 15.1%
United Utilities Group plc	1,907,448	23,225,957
Severn Trent plc	666,615	19,394,548
Pennon Group plc	1,150,900	12,409,841
Halma plc	943,533	11,418,440
Rotork plc	2,166,423	6,658,866
Total United Kingdom		73,107,652

Switzerland - 9.0%
Geberit AG	92,485	40,135,783
Sulzer AG	31,652	3,299,684
Total Switzerland		43,435,467

France - 6.8%
Veolia Environnement S.A.	1,079,162	17,716,784
Suez	997,397	15,001,949
Total France		32,718,733

Ireland - 5.0%
Pentair plc	416,015	24,153,831

China - 4.2%
Guangdong Investment Ltd.	7,892,000	10,756,573
China Everbright International Ltd.	7,400,000	9,590,271
Total China		20,346,844

Japan - 3.0%
Ebara Corp.	260,900	7,718,452
Kurita Water Industries Ltd.	276,900	6,632,632
Total Japan		14,351,084

Sweden - 2.7%
Alfa Laval AB	716,581	13,000,898

South Korea - 2.5%
Coway Company Ltd.	148,837	11,780,598

Bermuda - 2.3%
Beijing Enterprises Water Group Ltd.	13,638,000	9,750,903
China Water Affairs Group Ltd.	2,330,000	1,524,828
Total Bermuda		11,275,731

Netherlands - 2.3%
Aalberts Industries N.V.	240,214	8,310,985
Arcadis N.V.	199,829	2,717,930
Total Netherlands		11,028,915

Brazil - 2.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR[1]	955,994	10,123,976

Austria - 1.9%
Andritz AG	176,581	9,252,279

Italy - 1.7%
Hera SpA	1,666,683	4,144,180
Interpump Group SpA	198,460	4,053,182
Total Italy		8,197,362

Israel - 1.1%
Israel Chemicals Ltd.	1,273,643	5,423,033

Spain - 0.4%
Fomento de Construcciones y Contratas S.A.*,1	201,630	1,872,563

Cayman Islands - 0.1%
Kangda International Environmental Co. Ltd.[2]	2,603,000	637,131
Total Common Stocks
(Cost $382,378,432)		480,868,961

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$394,235	394,235
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	394,235	394,235
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	394,235	394,235
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	394,235	394,235

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
CGW Guggenheim S&P Global Water Index ETF continued

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.4% (continued)
Joint Repurchase Agreements (continued)
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	$116,849	$116,849
Total Securities Lending Collateral
(Cost $1,693,789)		1,693,789
Total Investments - 100.0%
(Cost $384,072,221)		$482,562,750
Other Assets & Liabilities, net - 0.0%**		232,471
Total Net Assets - 100.0%		$482,795,221

*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at February 28, 2017 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $637,131 (cost $1,374,827), or 0.1% of total net assets.

3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

% of
Portfolio Breakdown	Net Assets
Industrial	46.1%
Utilities	39.6%
Consumer, Non-cyclical	5.3%
Basic Materials	4.2%
Consumer, Cyclical	2.4%
Energy	2.0%
Total Common Stocks	99.6%
Securities Lending Collateral	0.4%
Total Investments	100.0%
Other Assets & Liabilities, net	0.0%
Net Assets	100.0%

Currency Denomination
% of Common
Currency	Stocks
United States Dollar	46.7%
Pound Sterling	15.2%
Euro	13.1%
Swiss Franc	9.0%
Hong Kong Dollar	6.7%
All other currencies	9.3%
Total Common Stocks	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$480,868,961	$—	$—	$480,868,961
Securities Lending
Collateral	—	1,693,789	—	1,693,789
Total	$480,868,961	$1,693,789	$—	$482,562,750
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 28, 2017, there were no transfers between levels.

See notes to financial statements.
36 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
GHII Guggenheim S&P High Income Infrastructure ETF

	Shares	Value
COMMON STOCKS† - 99.2%
Canada - 17.2%
Veresen, Inc.	107,611	$1,098,494
Inter Pipeline Ltd.	45,370	954,022
Pembina Pipeline Corp.	26,908	871,978
Capital Power Corp.	25,284	481,455
Gibson Energy, Inc.	26,411	370,705
Northland Power, Inc.	18,580	343,136
Superior Plus Corp.	32,813	305,226
TransAlta Renewables, Inc.[1]	22,654	253,659
Just Energy Group, Inc.	33,422	191,278
Total Canada		4,869,953

Bermuda - 12.2%
Ship Finance International Ltd.[1]	94,464	1,393,344
Nordic American Tankers Ltd.[1]	163,560	1,298,666
Frontline Ltd.	69,650	487,538
Tsakos Energy Navigation Ltd.	55,641	257,618
Total Bermuda		3,437,166

China - 10.6%
China Power International Development Ltd.	1,864,951	723,161
Huaneng Power International, Inc. — Class H	1,035,573	705,728
Huadian Power International Corporation Ltd. — Class H	1,476,957	648,819
China Resources Power Holdings Company Ltd.	304,511	551,556
Datang International Power Generation Company Ltd. —
Class H	1,197,311	350,134
Total China		2,979,398

United States - 9.8%
Targa Resources Corp.	20,228	1,142,882
Williams Companies, Inc.	35,039	993,005
Pattern Energy Group, Inc.	30,973	643,929
Total United States		2,779,816

Spain - 9.3%
Abertis Infraestructuras S.A.	69,531	1,022,549
Gas Natural SDG S.A.	28,726	560,883
Endesa S.A.	23,678	505,595
Enagas S.A.	16,984	418,605
Saeta Yield S.A.	13,973	122,494
Total Spain		2,630,126

France - 6.0%
Electricite de France S.A.[1]	78,918	775,689
Engie S.A.	51,620	632,985
Gaztransport Et Technigaz S.A.	7,271	268,986
Total France		1,677,660

Italy - 5.2%
Snam SpA	308,223	1,231,467
ERG SpA	21,400	249,681
Total Italy		1,481,148

Marshall Islands - 4.9%
DHT Holdings, Inc.	204,004	944,538
Teekay Tankers Ltd. — Class A	190,849	446,587
Total Marshall Islands		1,391,125

Australia - 4.6%
DUET Group	230,484	487,321
AusNet Services	332,108	413,653
Spark Infrastructure Group	228,567	407,702
Total Australia		1,308,676

United Kingdom - 2.9%
SSE plc	22,611	433,593
Centrica plc	133,092	375,791
Total United Kingdom		809,384

New Zealand - 2.8%
Contact Energy Ltd.	106,869	377,963
Mercury NZ Ltd.	94,865	216,125
Infratil Ltd.	99,434	207,477
Total New Zealand		801,565

Portugal - 2.4%
EDP - Energias de Portugal S.A. ADR	163,048	505,731
REN - Redes Energeticas Nacionais SGPS S.A.	59,948	167,342
Total Portugal		673,073

Singapore - 2.1%
Hutchison Port Holdings Trust — Class U	1,251,915	475,728
Keppel Infrastructure Trust	333,348	117,985
Total Singapore		593,713

Germany - 2.0%
E.ON SE	72,067	561,013

South Korea - 1.9%
Korea Electric Power Corp.	14,067	542,402

Finland - 1.9%
Fortum Oyj	35,143	541,099

MULT - 1.7%
HK Electric Investments & HK Electric Investments Ltd.[2]	551,447	481,653

Belgium - 1.7%
Euronav N.V.	58,264	478,451
Total Common Stocks
(Cost $27,327,389)		28,037,421

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 12.0%
Joint Repurchase Agreements
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	$785,796	785,796
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.53%
due 03/01/17	785,796	785,796

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
GHII Guggenheim S&P High Income Infrastructure ETF continued

	Face
	Value	Amount
SECURITIES LENDING COLLATERAL††,3 - 12.0% (continued)
Joint Repurchase Agreements (continued)
Mizuho Securities (USA), Inc.
issued 02/28/17 at 0.53%
due 03/01/17	$785,796	$785,796
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	785,796	785,796
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	232,902	232,902
Total Securities Lending Collateral
(Cost $3,376,086)		3,376,086
Total Investments - 111.2%
(Cost $30,703,475)		$31,413,507
Other Assets & Liabilities, net - (11.2)%		(3,164,012)
Total Net Assets - 100.0%		$28,249,495

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at February 28, 2017 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $481,653 (cost $479,720), or 1.7% of total net assets.

3	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

% of
Portfolio Breakdown	Net Assets
Utilities	50.3%
Energy	22.8%
Industrial	19.7%
Consumer, Non-cyclical	5.3%
Consumer, Cyclical	1.1%
Total Common Stocks	99.2%
Securities Lending Collateral	12.0%
Total Investments	111.2%
Other Assets & Liabilities, net	-11.2%
Net Assets	100.0%

Currency Denomination
% of Common
Currency	Stocks
Euro	28.7%
United States Dollar	27.1%
Canadian Dollar	17.4%
Hong Kong Dollar	12.3%
Australian Dollar	4.7%
British Pound	2.9%
New Zealand Dollar	2.9%
Other	4.0%
Total Common Stocks	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$28,037,421	$—	$—	$28,037,421
Securities Lending
Collateral	—	3,376,086	—	3,376,086
Total	$28,037,421	$3,376,086	$—	$31,413,507
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 28, 2017, there were no transfers between levels.

See notes to financial statements.
38 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.5%
Guggenheim Enhanced Short Duration ETF[1]	13,938	$699,827
Total Exchange-Traded Funds
(Cost $700,106)		699,827

CLOSED-END FUNDS† - 1.3%
Guggenheim Strategic Opportunities Fund[1]	18,501	382,971
Total Closed-End Funds
(Cost $349,956)		382,971

	Face
	Amount	Value
SHORT TERM INVESTMENTS - 21.1%
Commercial Paper†† - 7.1%
Reed Elsevier, Inc.
0.00% due 03/01/17[2,3]	$500,000	499,987
Western Union Co.
0.00% due 03/01/17[2,3]	500,000	499,987
Avery Dennison Corp.
0.00% due 03/01/17[2,3]	500,000	499,987
Cox Enterprises, Inc.
0.00% due 03/01/17[2,3]	500,000	499,987
Total Commercial Paper
(Cost $2,000,000)		1,999,948

U.S. Treasury Bills†† - 5.9%
U.S. Treasury Bonds
0.00% due 11/15/44[2]	3,740,000	1,601,498
U.S. Treasury Notes
2.88% due 11/15/46	72,000	70,602
Total U.S. Treasury Bills
(Cost $1,655,474)		1,672,100

Repurchase Agreements†† - 4.9%
Jefferies & Company, Inc.
3.87% due 03/16/17[4]
(Cost $1,400,000)	1,400,000	1,400,000

Money Market Fund† - 3.2%
Federated U.S. Treasury Cash Reserve Fund
0.35%[13]
(Cost $914,990)	914,990	914,990
Total Short Term Investments
(Cost $5,970,464)		5,987,038

CORPORATE BONDS†† - 33.1%
Financial - 18.5%
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[3]	393,684	395,400
1.11% due 02/15/52†††,5,14	241,158	143,618
Citigroup, Inc.
5.95% due 07/29/49[5,6]	360,000	378,662
Hospitality Properties Trust
5.25% due 02/15/26	350,000	364,051
Apollo Management Holdings, LP
4.40% due 05/27/26[3]	350,000	357,370
Camp Pendleton & Quantico Housing LLC
5.94% due 10/01/43[3]	310,000	346,602
Bank of America Corp.
6.50% due 10/29/49[5,6,7]	200,000	218,436
6.30% due 12/29/49[5,6]	100,000	109,000
Citizens Bank North America/Providence RI
1.60% due 03/02/20[5]	300,000	300,507
Sumitomo Trust & Banking Company Ltd.
1.57% due 03/06/19[3]	300,000	299,937
First American Financial Corp.
4.30% due 02/01/23	300,000	299,573
Credit Agricole S.A.
1.92% due 06/10/20[3,5]	250,000	250,973
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	235,985	223,516
Farmers Exchange Capital
7.05% due 07/15/28[3]	165,000	198,691
Synchrony Financial
3.70% due 08/04/26	200,000	196,261
AMC East Communities LLC
6.01% due 01/15/53[14]	195,866	195,321
Fort Benning Family Communities LLC
5.81% due 01/15/51[14]	200,000	187,390
Wilton Re Finance LLC
5.88% due 03/30/33[3,5]	150,000	152,812
Ares Finance Company LLC
4.00% due 10/08/24[3]	150,000	140,075
Pacific Beacon LLC
5.38% due 07/15/26[3]	122,167	132,204
Kennedy-Wilson, Inc.
5.88% due 04/01/24	100,000	104,250
Voya Financial, Inc.
5.65% due 05/15/53[5]	100,000	102,250
WP Carey, Inc.
4.25% due 10/01/26	100,000	100,312
GEO Group, Inc.
6.00% due 04/15/26	30,000	31,230
5.88% due 10/15/24	15,000	15,450
Total Financial		5,243,891

Consumer, Non-cyclical - 3.5%
Flowers Foods, Inc.
3.50% due 10/01/26	375,000	363,881
Express Scripts Holding Co.
4.50% due 02/25/26	350,000	363,350
WEX, Inc.
4.75% due 02/01/23[3]	265,000	263,675
Total Consumer, Non-cyclical		990,906

Energy - 3.0%
Buckeye Partners, LP
3.95% due 12/01/26	200,000	198,756
4.35% due 10/15/24	100,000	102,992
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	150,000	169,054

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† - 33.1% (continued)
Energy - 3.0% (continued)
ConocoPhillips
6.50% due 02/01/39	$130,000	$163,658
MPLX, LP
4.88% due 12/01/24	100,000	106,626
Hess Corp.
4.30% due 04/01/27	100,000	100,029
Total Energy		841,115

Communications - 2.9%
Cox Communications, Inc.
2.95% due 06/30/23[3]	350,000	333,791
Discovery Communications LLC
4.90% due 03/11/26	270,000	283,787
Juniper Networks, Inc.
4.35% due 06/15/25	200,000	206,856
Total Communications		824,434

Consumer, Cyclical - 2.7%
HP Communities LLC
5.78% due 03/15/46[14]	150,000	161,435
5.86% due 09/15/53[14]	100,000	106,587
AutoNation, Inc.
4.50% due 10/01/25	175,000	179,784
Hyatt Hotels Corp.
4.85% due 03/15/26	150,000	161,599
Wyndham Worldwide Corp.
5.10% due 10/01/25[7]	150,000	159,422
Total Consumer, Cyclical		768,827

Basic Materials - 1.8%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3]	200,000	205,444
Yamana Gold, Inc.
4.95% due 07/15/24	180,000	183,373
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[3,5]	100,000	114,300
Total Basic Materials		503,117

Industrial - 0.7%
Reynolds Group Issuer Incorporated / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20	200,000	206,000
Total Corporate Bonds
(Cost $9,207,782)		9,378,290

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.6%
Government Agency - 10.3%
Freddie Mac Multifamily Structured Pass Through Certificates
2014-K037, 1.02% due 01/25/24[5]	6,669,335	372,317
2015-K042, 1.06% due 12/25/24[5,8]	4,478,111	302,709
2014-K038, 1.19% due 03/25/24[5,8]	4,456,641	297,792
2014-K036, 0.77% due 10/25/23[5,8]	6,295,790	263,028
2013-K026, 1.03% due 11/25/22[5,8]	5,389,592	255,685
2013-K035, 0.43% due 08/25/23[5,8]	8,653,698	193,491
Fannie Mae Principal Strips
0.00% due 05/15/29[2,9]	900,000	589,615
Freddie Mac Coupon Strips
6 3/4, 0.00% due 09/15/30[2]	350,000	222,745
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[3,8]	30,709,613	180,867
Tennessee Valley Authority
5.38% due 04/01/56	100,000	129,011
Freddie Mac
0.00% due 12/14/29[2]	150,000	99,551
Total Government Agency		2,906,811

Residential Mortgage Backed Securities - 5.1%
Alternative Loan Trust
2007-OA7, 0.96% due 05/25/47[5]	307,088	261,256
CSMC Series
2015-12R, 1.27% due 11/30/37[3,5]	245,752	232,095
LSTAR Securities Investment Trust
2016-5, 2.78% due 11/01/21[3,5]	209,642	207,632
RALI Series Trust
2007-QO2, 0.93% due 02/25/47[5]	348,969	207,619
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21[3,5]	196,251	194,289
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series Trust
2006-7, 4.43% due 09/25/36[10]	350,876	189,214
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[3,10]	141,933	142,716
Total Residential Mortgage Backed Securities		1,434,821

Collateralized Mortgage Backed Securities - 2.2%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.67% due 06/15/28[3,5]	250,000	247,767
GS Mortgage Securities Corporation Trust
2016-ICE2, 5.02% due 02/15/33[3,5]	200,000	204,853
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.57% due 01/15/59[5]	1,983,531	181,124
Total Collateralized Mortgage Backed Securities		633,744
Total Collateralized Mortgage Obligations
(Cost $4,907,506)		4,975,376

ASSET BACKED SECURITIES†† - 16.5%
Collateralized Loan Obligations - 13.6%
Cerberus Loan Funding XVI, LP
2016-2A, 3.24% due 11/15/27[3,5]	500,000	503,572
Golub Capital Partners CLO Ltd.
2016-33A, 3.39% due 11/21/28[3,5]	500,000	498,153
Newstar Commercial Loan Funding LLC
2016-1A, 4.68% due 02/25/28[3,5]	250,000	250,605
ACIS CLO Ltd.
2013-1A, 3.97% due 04/18/24[3,5]	250,000	250,540
Oaktree EIF I Series A1 Ltd.
2016-A, 4.68% due 01/20/27[3,5]	250,000	250,400
TICP CLO II Ltd.
2014-2A, 4.03% due 07/20/26[3,5]	250,000	249,982

See notes to financial statements.
40 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF continued
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 16.5%
Collateralized Loan Obligations - 13.6% (continued)
Oaktree EIF II Series Ltd.
2014-A2, 4.24% due 11/15/25[3,5]	$250,000	$249,384
FS Senior Funding Ltd.
2015-1A, 2.82% due 05/28/25[3,5]	250,000	249,160
Flatiron CLO Ltd.
2016-1A, 3.54% due 10/25/21[3,5]	250,000	249,081
OZLM Funding II Ltd.
2016-2A, 3.64% due 10/30/27[3,5]	250,000	248,641
Northwoods Capital XI Ltd.
2014-11A, 3.77% due 04/15/25[3,5]	250,000	246,100
Ballyrock CLO LLC
2014-1A, 6.03% due 10/20/26[3,5]	250,000	233,125
Catamaran CLO 2014-1 Ltd.
2014-1A, 5.53% due 04/20/26[3,5]	250,000	227,666
Venture XIII CLO Ltd.
2013-13A, 0.00% due 06/10/25[2,3]	250,000	137,500
Total Collateralized Loan Obligations		3,843,909

Transportation - 2.4%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	488,650	490,775
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[3]	$189,443	$187,098
Total Transportation		677,873

Restaurant - 0.5%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	149,250	149,276
Total Asset Backed Securities
(Cost $4,541,340)		4,671,058

MUNICIPAL BONDS†† - 5.9%
California - 3.6%
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/36[2]	800,000	358,728
Los Angeles Department of Power Revenue Bonds
6.57% due 07/01/45	255,000	356,990
Los Angeles Community College District General Obligation
Unlimited 6.75% due 08/01/49	130,000	191,376
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/36[2]	250,000	105,905
Total California		1,012,999

New York - 1.3%
Port Authority of New York & New Jersey Revenue Bonds
5.65% due 11/01/40	155,000	193,446
Metropolitan Transportation Authority Revenue Bonds
6.69% due 11/15/40	140,000	189,568
Total New York		383,014

Ohio - 1.0%
American Municipal Power, Inc. Revenue Bonds
7.50% due 02/15/50	200,000	277,910
Total Municipal Bonds
(Cost $1,684,201)		1,673,923

SENIOR FLOATING RATE INTERESTS††,5 - 4.5%
Consumer, Cyclical - 1.7%
Floor & Decor Outlets of America, Inc.
5.25% due 09/30/23[5]	199,500	199,500
SRS Distribution, Inc.
5.29% due 08/25/22[5]	188,846	191,443
Acosta, Inc.
4.28% due 09/26/21[5]	$98,332	$95,904
Total Consumer, Cyclical		486,847

Technology - 1.2%
Epicor Software Corp.
4.75% due 06/01/22[5]	196,386	196,877
Mitel US Holdings, Inc.
5.54% due 04/29/22[5]	135,128	135,889
Total Technology		332,766

Consumer, Non-cyclical - 1.0%
Chobani LLC
5.25% due 10/09/23[5]	175,000	177,079
DJO Finance LLC
4.25% due 06/08/20[5]	99,747	97,877
Total Consumer, Non-cyclical		274,956

Communications - 0.6%
Cengage Learning, Inc.
5.25% due 06/07/23[5]	199,249	188,073
Total Senior Floating Rate Interests
(Cost $1,286,604)		1,282,642

FOREIGN GOVERNMENT BONDS†† - 1.3%
Kenya Government International Bond
6.88% due 06/24/24[3]	200,000	196,752
Dominican Republic International Bond
6.85% due 01/27/45[3]	170,000	175,525
Total Foreign Government Bonds
(Cost $356,353)		372,277

SECURITIES LENDING COLLATERAL††,11 - 0.4%
Joint Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52% due 03/01/17	20,672	20,672
Mizuho Securities (USA), Inc.
issued 02/28/17 at 0.52% due 03/01/17	20,672	20,672
HSBC Securities (USA), Inc.
issued 02/28/17 at 0.51% due 03/01/17	20,672	20,672
BNP Paribas Securities Corp.
issued 02/28/17 at 0.51% due 03/01/17	20,672	20,672
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.53% due 03/01/17	6,123	6,123
Total Securities Lending Collateral
(Cost $88,811)		88,811
Total Investments - 104.2%
(Cost $29,093,123)		$29,512,213
Other Assets & Liabilities, net - (4.2)%		(1,191,021)
Total Net Assets - 100.0%		$28,321,192

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 41

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF continued

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Investment in an affiliated issuer. See Note 8 in the Notes to Financial Statements.
2	Zero coupon rate security.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $11,377,517 (cost $11,187,652), or 40.2% of total net assets.

4	Repurchase agreements — See Note 5.
5	Variable rate security. Rate indicated is rate effective at February 28, 2017.
6	Perpetual maturity.
7	All or portion of this security is on loan at February 28, 2017 — See Note 2.
8	Interest only security.
9	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
10	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
11	Securities lending collateral — See Note 2.
12	Affiliated issuer — See Note 11.
13	Rate indicated is the 7-day yield as of February 28, 2017.
14
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $794,351 (cost $824,970), or 2.8% of total net assets — See Note 12.

CLO	Collateralized Loan Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Pty	Proprietary
S.A.	Corporation
See Sector Classification in Supplemental Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	78.4%
Cayman Islands	15.9%
Australia	1.3%
Japan	1.2%
Other	3.2%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Exchange-
Traded Funds	$699,827	$—	$—	$699,827
Closed-End Funds	382,971	—	—	382,971
Short Term
Investments	914,990	5,072,048	—	5,987,038
Corporate Bonds	—	9,234,672	143,618	9,378,290
Collateralized
Mortgage
Obligations	—	4,975,376	—	4,975,376
Asset Backed Securities	—	4,671,058	—	4,671,058
Municipal Bonds	—	1,673,923	—	1,673,923
Senior Floating
Rate Interests	—	1,282,642	—	1,282,642
Foreign Government
Bonds	—	372,277	—	372,277
Securities Lending
Collateral	—	88,811	—	88,811
Swap Agreements	—	120,895*	—	120,895*
Total	$1,997,788	$27,491,702	$143,618	$29,633,108
*Represents the unrealized gain/loss at period end.
If not referenced in the table, please refer to the Schedule of Investments for a breakdown of investment type by industry category.
The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Ending
	Balance	Valuation	Unobservable
Category	at 2/28/2017	Technique	Inputs
OAS off prior
		month	Indicative
Corporate Bonds	$143,618	broker quote	Quote
Significant changes in an indicative quote, liquidation value, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 28, 2017, there were no transfers between levels.

See notes to financial statements.
42 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF continued
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2017:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$—
Purchases	127,893
Change in Unrealized Gain/Loss	15,725
Ending Balance	$143,618
Net change in unrealized
depreciation for investments in
securities still held at February 28, 2017	15,725

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 43

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
OVLC Guggenheim U.S. Large Cap Optimized Volatility ETF

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 28.3%
Pfizer, Inc.	1,639	$55,923
Merck & Company, Inc.	803	52,894
PepsiCo, Inc.	447	49,340
Eli Lilly & Co.	495	40,991
Colgate-Palmolive Co.	523	38,169
Kimberly-Clark Corp.	278	36,849
Anthem, Inc.	219	36,096
Intuitive Surgical, Inc.*	47	34,639
Cardinal Health, Inc.	404	32,873
Express Scripts Holding Co.*	464	32,782
McKesson Corp.	218	32,728
Ecolab, Inc.	257	31,860
General Mills, Inc.	499	30,125
Sysco Corp.	540	28,469
Tyson Foods, Inc. — Class A	397	24,836
Clorox Co.	176	24,079
AmerisourceBergen Corp. — Class A	229	20,956
Nielsen Holdings plc	460	20,406
Laboratory Corporation of America Holdings*	141	20,059
Quest Diagnostics, Inc.	190	18,514
Verisk Analytics, Inc. — Class A*	213	17,662
Johnson & Johnson	143	17,476
DaVita, Inc.*	216	14,993
Patterson Companies, Inc.	325	14,771
Perrigo Company plc	196	14,655
Quanta Services, Inc.*	374	13,958
Varian Medical Systems, Inc.*	146	12,248
Endo International plc*	829	11,316
Procter & Gamble Co.	52	4,736
Total Consumer, Non-cyclical		784,403

Financial - 17.0%
Simon Property Group, Inc. REIT	190	35,036
Marsh & McLennan Companies, Inc.	459	33,727
Welltower, Inc. REIT	457	32,164
AvalonBay Communities, Inc. REIT	172	31,610
Ventas, Inc. REIT	483	31,419
Equity Residential REIT	465	29,328
Boston Properties, Inc. REIT	210	29,196
Vornado Realty Trust REIT	235	25,819
Digital Realty Trust, Inc. REIT	217	23,436
Willis Towers Watson plc	176	22,604
Essex Property Trust, Inc. REIT	90	21,123
HCP, Inc. REIT	640	20,986
Berkshire Hathaway, Inc. — Class B*	98	16,799
JPMorgan Chase & Co.	176	15,949
Mid-America Apartment Communities, Inc. REIT	155	15,923
Arthur J Gallagher & Co.	258	14,693
Apartment Investment & Management Co. — Class A REIT	301	14,005
Federal Realty Investment Trust REIT	98	13,792
UDR, Inc. REIT	377	13,760
People's United Financial, Inc.	695	13,344
Wells Fargo & Co.	138	7,987
Bank of America Corp.	209	5,158
Aflac, Inc.	53	3,835
Total Financial		471,693

Consumer, Cyclical - 13.5%
McDonald's Corp.	329	41,997
Wal-Mart Stores, Inc.	580	41,139
NIKE, Inc. — Class B	705	40,298
Ford Motor Co.	2,638	33,054
Carnival Corp.	573	32,059
Dollar Tree, Inc.*	323	24,768
Target Corp.	410	24,096
Genuine Parts Co.	203	19,429
WW Grainger, Inc.	75	18,597
Chipotle Mexican Grill, Inc. — Class A*	40	16,750
Coach, Inc.	383	14,588
LKQ Corp.*	421	13,295
PVH Corp.	144	13,190
Bed Bath & Beyond, Inc.	281	11,352
Ralph Lauren Corp. — Class A	140	11,106
Under Armour, Inc. — Class C*	522	9,688
Under Armour, Inc. — Class A*,1	437	9,011
Total Consumer, Cyclical		374,417

Industrial - 9.7%
Honeywell International, Inc.	333	41,458
Union Pacific Corp.	370	39,938
Roper Technologies, Inc.	139	29,079
Stanley Black & Decker, Inc.	206	26,193
AMETEK, Inc.	317	17,108
Waters Corp.*	110	17,049
Rockwell Collins, Inc.	178	17,015
CH Robinson Worldwide, Inc.	194	15,592
Stericycle, Inc.*	172	14,255
Expeditors International of Washington, Inc.	247	13,926
FLIR Systems, Inc.	367	13,473
PerkinElmer, Inc.	247	13,402
General Electric Co.	373	11,119
Total Industrial		269,607

See notes to financial statements.
44 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
OVLC Guggenheim U.S. Large Cap Optimized Volatility ETF continued

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 9.1%
Apple, Inc.	500	$68,495
International Business Machines Corp.	278	49,990
Oracle Corp.	1,090	46,423
Microsoft Corp.	637	40,755
Fidelity National Information Services, Inc.	392	32,250
Paychex, Inc.	234	14,372
Total Technology		252,285

Utilities - 7.3%
Duke Energy Corp.	441	36,405
Southern Co.	677	34,405
Dominion Resources, Inc.	436	33,851
Exelon Corp.	870	31,938
PPL Corp.	860	31,717
Entergy Corp.	245	18,782
CenterPoint Energy, Inc.	589	16,091
Total Utilities		203,189

Communications - 6.3%
AT&T, Inc.	1,478	61,766
Verizon Communications, Inc.	1,066	52,906
Motorola Solutions, Inc.	227	17,926
Amazon.com, Inc.*	19	16,056
Facebook, Inc. — Class A*	98	13,283
Alphabet, Inc. — Class A*	8	6,759
Alphabet, Inc. — Class C*	7	5,762
Total Communications		174,458

Energy - 5.0%
Exxon Mobil Corp.	859	69,854
Kinder Morgan, Inc.	1,508	32,135
National Oilwell Varco, Inc.	517	20,897
Cabot Oil & Gas Corp. — Class A	636	13,928
Chevron Corp.	33	3,712
Total Energy		140,526

Basic Materials - 3.2%
Sherwin-Williams Co.	109	33,631
Praxair, Inc.	256	30,390
Newmont Mining Corp.	726	24,858
Total Basic Materials		88,879
Total Common Stocks
(Cost $2,639,801)		2,759,457

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.4%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.49%
due 03/01/17	$2,192	$2,192
BNP Paribas Securities Corp.
issued 02/28/17 at 0.49%
due 03/01/17	2,192	2,192
Mizuho Securities (USA), Inc.
issued 02/28/17 at 0.49%
due 03/01/17	2,192	2,192
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.49%
due 03/01/17	2,192	2,192
J.P. Morgan Securities LLC
issued 02/28/17 at 0.55%
due 03/01/17	651	651
Total Securities Lending Collateral
(Cost $9,419)		9,419
Total Investments - 99.8%
(Cost $2,649,220)		$2,768,876
Other Assets & Liabilities, net - 0.2%		6,594
Total Net Assets - 100.0%		$2,775,470

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at February 28, 2017 — See Note 2.
2	Securities lending collateral — See Note 2.
plc	Public Limited Company
REIT	Real Estate Investment Trust
See Sector Classification in Supplemental Information section.

Country Diversification
% of Common
Country	Stocks
United States	97.0%
Ireland	1.8%
United Kingdom	1.2%
Total Common Stocks	100.0%

Currency Denomination
% of Common
Currency	Stocks
United States Dollar	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 45

SCHEDULE OF INVESTMENTS (Unaudited) continued	February 28, 2017
OVLC Guggenheim U.S. Large Cap Optimized Volatility ETF continued
The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$2,759,457	$—	$—	$2,759,457
Securities Lending
Collateral	—	9,419	—	9,419
Total	$2,759,457	$9,419	$—	$2,768,876
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 28, 2017, there were no transfers between levels.

See notes to financial statements.
46 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	February 28, 2017

		Guggenheim		Guggenheim S&P
	Guggenheim	China Technology	Guggenheim	Global Water
	China All-Cap ETF	ETF	Solar ETF	Index ETF
	(YAO )	(CQQQ )	(TAN )	(CGW	)
ASSETS:
Investments, at value — including securities on loan	$21,710,538	$58,173,705	$213,519,297	$480,868,961
Repurchase agreements, at value	380,091	4,708,025	81,258,749	1,693,789
Foreign currency, at value	4,178	—	396	49,025
Cash	11,000	37,727	785,743	694,954
Prepaid expenses	—	—	786	1,697
Receivables:
Securities lending income	1,356	11,861	300,240	3,330
Fund shares sold	—	—	34,904	—
Dividends	—	2,365	130,535	1,036,004
Tax reclaims	—	—	1,807	607,391
Total assets	22,107,163	62,933,683	296,032,457	484,955,151
LIABILITIES:
Payable for:
Upon return of securities loaned	380,091	4,708,025	81,258,749	1,693,789
Management fees	11,571	30,059	9,801	195,712
Investments purchased	—	—	171,171	—
Professional fees	—	—	20,997	5,391
Intraday valuation fees	—	—	2,971	24,994
Other liabilities	—	2,799	207,899	240,044
Total liabilities	391,662	4,740,883	81,671,588	2,159,930
NET ASSETS	$21,715,501	$58,192,800	$214,360,869	$482,795,221
NET ASSETS CONSIST OF:
Paid-in capital	$31,764,786	$75,219,287	$786,949,851	$489,519,230
Undistributed (distributions in excess of) net investment income	(64,257)	(197,530)	(338,853)	765,289
Accumulated net realized loss on investments	(10,039,868)	(17,787,955)	(488,136,881)	(105,963,965)
Net unrealized appreciation (depreciation) on investments	54,840	958,998	(84,113,248)	98,474,667
NET ASSETS	$21,715,501	$58,192,800	$214,360,869	$482,795,221
Shares outstanding ($0.01 par value with unlimited amount authorized)	800,000	1,450,000	11,448,000	16,040,000
Net asset value	$27.14	$40.13	$18.72	$30.10
Investments in securities, at cost	21,655,694	57,214,706	297,632,204	382,378,432
Repurchase agreements, at cost	380,091	4,708,025	81,258,749	1,693,789
Foreign currency, at cost	4,182	—	397	49,320
Securities on loan, at value	763,171	7,286,022	87,232,062	1,637,932

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 47

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	February 28, 2017

	Guggenheim S&P		Guggenheim		Guggenheim U.S.
	High Income		Total Return		Large Cap Optimized
	Infrastructure ETF		Bond ETF		Volatility ETF
	(GHII	)	(GTO	)	(OVLC	)
ASSETS:
Investments, at value — including securities on loan	$28,037,421		$26,940,604		$2,759,457
Investments in affiliated issuers, at value	—		1,082,798		—
Repurchase agreements, at value	3,376,086		1,488,811		9,419
Foreign currency, at value	921		—		—
Cash	148,376		14,758		10,042
Receivables:
Dividends	56,626		—		6,555
Securities lending income	9,198		34		42
Tax reclaims	6,601		—		—
Investments sold	—		445,174		—
Interest	—		180,997		—
Variation margin on swap agreements	—		93,711		—
Total assets	31,635,229		30,246,887		2,785,515
LIABILITIES:
Payable for:
Upon return of securities loaned	3,376,086		88,811		9,419
Management fees	9,648		9,594		626
Investments purchased	—		1,824,566		—
Other liabilities	—		2,724		—
Total liabilities	3,385,734		1,925,695		10,045
NET ASSETS	$28,249,495		$28,321,192		$2,775,470
NET ASSETS CONSIST OF:
Paid-in capital	$27,025,117		$28,138,074		$2,571,929
Undistributed net investment income	154,459		95,581		10,708
Accumulated net realized gain (loss) on investments	360,200		(452,469)		73,177
Net unrealized appreciation on investments	709,719		540,006		119,656
NET ASSETS	$28,249,495		$28,321,192		$2,775,470
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,050,000		550,000		100,000
Net asset value	$26.90		$51.44		$27.75
Investments in unaffiliated issuers, at cost	27,327,389		26,554,229		2,639,801
Investments in affiliated issuers, at cost	—		1,050,062		—
Repurchase agreements, at cost	3,376,086		1,488,811		9,419
Foreign currency, at cost	921		—		—
Securities on loan, at value	3,271,161		259,774		8,825

See notes to financial statements.
48 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited)	February 28, 2017
For the period ended February 28, 2017

			Guggenheim		Guggenheim S&P
	Guggenheim		China Technology	Guggenheim	Global Water
	China All-Cap ETF		ETF	Solar ETF	Index ETF
	(YAO	)	(CQQQ )	(TAN )	(CGW )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$87,672		$259,811	$633,899	$3,147,130
Income from securities lending	9,584		85,199	2,466,206	56,065
Total investment income	97,256		345,010	3,100,105	3,203,195
EXPENSES:
Management fees	78,401		188,353	493,679	1,113,332
Listing fees	—		—	2,500	3,800
Printing fees	—		—	26,537	23,477
Intraday valuation fees	—		—	3,496	7,421
Insurance	—		—	1,577	2,355
Professional fees	—		—	25,830	27,782
Administration fees	—		—	26,823	51,487
Trustees' fees and expenses**	—		—	7,480	11,147
Licensing fees	—		—	135,707	110,123
Custodian fees	—		—	49,427	44,942
Other expenses	—		—	218	719
Total expenses	78,401		188,353	773,274	1,396,585
Less:
Expenses waived by advisor	—		—	(87,297)	—
Net expenses	78,401		188,353	685,977	1,396,585
Net investment income	18,855		156,657	2,414,128	1,806,610
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	61,419		(1,848,923)	(65,369,429)	(2,822,642)
In-kind transactions	277,713		1,979,462	4,474,818	1,110,598
Foreign currency transactions	145		(532)	(49,644)	(24,928)
Net realized gain (loss)	339,277		130,007	(60,944,255)	(1,736,972)
Net change in unrealized appreciation (depreciation) on:
Investments	793,937		275,925	42,927,961	5,869,387
Foreign currency translations	(3)		(5)	931	5,480
Net change in unrealized appreciation (depreciation)	793,934		275,920	42,928,892	5,874,867
Net realized and unrealized gain (loss)	1,133,211		405,927	(18,015,363)	4,137,895
Net increase (decrease) in net assets resulting from operations	$1,152,066		$562,584	$(15,601,235)	$5,944,505
* Foreign taxes withheld	$4,301		$—	$8,977	$169,575
** Related to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 49

STATEMENT OF OPERATIONS (Unaudited) continued	February 28, 2017
For the period ended February 28, 2017

	Guggenheim S&P	Guggenheim	Guggenheim U.S.
	High Income	Total Return	Large Cap Optimized
	Infrastructure ETF	Bond ETF	Volatility ETF
	(GHII )	(GTO )	(OVLC	)
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers, net of foreign taxes withheld	$329,915 *	$834	$35,869
Dividends from securities of affiliated issuers	—	26,449	—
Income from securities lending	28,999	2,044	104
Interest, net of foreign taxes withheld	—	470,761 *	—
Total investment income	358,914	500,088	35,973
EXPENSES:
Management fees	33,747	71,212	3,941
Total expenses	33,747	71,212	3,941
Less:
Expenses waived by advisor	—	(2,216)	—
Net expenses	33,747	68,996	3,941
Net investment income	325,167	431,092	32,032
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(17,901)	(433,778)	(81,162)
In-kind transactions	497,406	—	179,313
Swap agreements	—	19,728	—
Foreign currency transactions	(7,903)	—	—
Net realized gain (loss)	471,602	(414,050)	98,151
Net change in unrealized appreciation (depreciation) on:
Investments	667,138	(325,971)	47,864
Swap agreements	—	120,008	—
Foreign currency translations	(293)	—	—
Net change in unrealized appreciation (depreciation)	666,845	(205,963)	47,864
Net realized and unrealized gain	1,138,447	(620,013)	146,015
Net increase (decrease) in net assets resulting from operations	$1,463,614	$(188,921)	$178,047
* Foreign taxes withheld	$22,926	$281	$—

See notes to financial statements.
50 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	February 28, 2017

	Guggenheim China		Guggenheim China
	All-Cap ETF		Technology
	(YAO)		ETF (CQQQ)
	Period Ended		Period Ended
	February 28, 2017	Year Ended	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016	(Unaudited)	August 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,855	$532,036	$156,657	$454,675
Net realized gain (loss) on investments	339,277	(1,599,684)	130,007	296,205
Net change in unrealized appreciation (depreciation) on investments	793,934	3,785,213	275,920	14,087,143
Net increase in net assets resulting from operations	1,152,066	2,717,565	562,584	14,838,023
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(433,200)	(960,740)	(773,890)	(921,765)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	—	22,374,895	1,611,539
Cost of shares redeemed	(2,577,484)	(7,490,830)	(9,123,755)	(16,178,367)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,577,484)	(7,490,830)	13,251,140	(14,566,828)
Net increase (decrease) in net assets	(1,858,618)	(5,734,005)	13,039,834	(650,570)
NET ASSETS:
Beginning of period	23,574,119	29,308,124	45,152,966	45,803,536
End of period	$21,715,501	$23,574,119	$58,192,800	$45,152,966
Undistributed (distributions in excess of) net investment income at end of period	$(64,257)	$350,088	$(197,530)	$419,703
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	—	550,000	50,000
Shares redeemed	(100,000)	(300,000)	(250,000)	(450,000)
Net increase (decrease) in shares	(100,000)	(300,000)	300,000	(400,000)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 51

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2017

			Guggenheim S&P
	Guggenheim Solar ETF		Global Water Index ETF
	(TAN)		(CGW)
	Period Ended		Period Ended
	February 28, 2017	Year Ended	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016	(Unaudited)	August 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,414,128	$8,016,477	$1,806,610	$7,120,088
Net realized loss on investments	(60,944,255)	(113,588,689)	(1,736,972)	(769,530)
Net change in unrealized appreciation (depreciation) on investments	42,928,892	17,978,639	5,874,867	46,408,846
Net increase (decrease) in net assets resulting from operations	(15,601,235)	(87,593,573)	5,944,505	52,759,404
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,422,471)	(4,984,353)	(7,164,324)	(5,868,264)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	51,661,900	139,579,996	54,165,352	45,042,866
Cost of shares redeemed	(44,031,550)	(82,793,098)	(2,394,469)	(6,399,035)
Net increase in net assets resulting from shareholder transactions	7,630,350	56,786,898	51,770,883	38,643,831
Net increase (decrease) in net assets	(16,393,356)	(35,791,028)	50,551,064	85,534,971
NET ASSETS:
Beginning of period	230,754,225	266,545,253	432,244,157	346,709,186
End of period	$214,360,869	$230,754,225	$482,795,221	$432,244,157
Undistributed (distributions in excess of) net investment income at end of period	$(338,853)	$5,669,490	$765,289	$6,123,003
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,800,000	5,120,000	1,840,000	1,520,000
Shares redeemed	(2,400,000)	(3,040,000)	(80,000)	(240,000)
Net increase in shares	400,000	2,080,000	1,760,000	1,280,000

See notes to financial statements.
52 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2017

	Guggenheim S&P High		Guggenheim
	Income Infrastructure ETF		Total Return Bond ETF
	(GHII)		(GTO)
				Period from
	Period Ended		Period Ended	February 10, 2016[a]
	February 28, 2017	Year Ended	February 28, 2017	to
	(Unaudited)	August 31, 2016	(Unaudited)	August 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$325,167	$150,376	$431,092	$281,496
Net realized gain (loss) on investments	471,602	313,826	(414,050)	172,679
Net change in unrealized appreciation (depreciation) on investments	666,845	288,879	(205,963)	745,969
Net increase (decrease) in net assets resulting from operations	1,463,614	753,081	(188,921)	1,200,144
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(207,930)	(136,030)	(408,205)	(220,025)
Capital gains	(8,160)	—	(199,875)	—
Total distributions to shareholders	(216,090)	(136,030)	(608,080)	(220,025)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	25,761,846	3,586,109	18,238,714	22,624,859
Cost of shares redeemed	(2,702,401)	(2,548,058)	(10,134,546)	(2,590,953)
Net increase in net assets resulting from shareholder transactions	23,059,445	1,038,051	8,104,168	20,033,906
Net increase in net assets	24,306,969	1,655,102	7,307,167	21,014,025
NET ASSETS:
Beginning of period	3,942,526	2,287,424	21,014,025	—
End of period	$28,249,495	$3,942,526	$28,321,192	$21,014,025
Undistributed net investment income at end of period	$154,459	$37,222	$95,581	$72,694
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	150,000	350,000	450,000
Shares redeemed	(100,000)	(100,000)	(200,000)	(50,000)
Net increase in shares	900,000	50,000	150,000	400,000
a Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 53

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2017

	Guggenheim U.S. Large Cap
	Optimized Volatility ETF
	(OVLC)
		Period from
	Period Ended	May 10, 2016[a]
	February 28, 2017	to
	(Unaudited)	August 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,032	$18,240
Net realized gain (loss) on investments	98,151	(3,948)
Net change in unrealized appreciation (depreciation) on investments	47,864	71,792
Net increase in net assets resulting from operations	178,047	86,084
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(38,865)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	2,661,091	3,793,999
Cost of shares redeemed	(2,645,169)	(1,259,717)
Net increase in net assets resulting from shareholder transactions	15,922	2,534,282
Net increase in net assets	155,104	2,620,366
NET ASSETS:
Beginning of period	2,620,366	—
End of period	$2,775,470	$2,620,366
Undistributed net investment income at end of period	$10,709	$17,541
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	150,000
Shares redeemed	(100,000)	(50,000)
Net increase in shares	—	100,000

[a]	Commencement of operations

See notes to financial statements.
54 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	February 28, 2017
YAO Guggenheim China All-Cap ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited	)	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$26.19		$24.42	$28.56	$24.63	$21.66	$25.04
Income from investment operations:
Net investment income(a)	0.02		0.52	0.53	0.62	0.46	0.52
Net gain (loss) on investments (realized and unrealized)	1.47		2.12	(4.02)	3.80	3.07	(3.32)
Total from investment operations	1.49		2.64	(3.49)	4.42	3.53	(2.80)
Less distributions from:
Net investment income		(0.54)	(0.87)	(0.65)	(0.49)	(0.56)	(0.58)
Total distributions to shareholders		(0.54)	(0.87)	(0.65)	(0.49)	(0.56)	(0.58)
Net asset value, end of period	$27.14		$26.19	$24.42	$28.56	$24.63	$21.66
Market value, end of period	$27.15		$26.23	$24.13	$28.52	$24.49	$21.76
Total Return(b)
Net asset value		5.91%	10.99%	-12.51%	18.05%	16.25%	-11.17%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,716		$23,574	$29,308	$54,262	$46,804	$49,822
Ratio to average net assets of:
Net investment income	0.17	%(d)	2.17%	1.84%	2.35%	1.92%	2.25%
Total expenses	0.70	%(d)	0.70%	0.70%	0.71%	0.70%	0.70%
Net expenses	0.70	%(d)	0.70%	0.70%	0.71%	0.70%	0.70%
Portfolio turnover rate(c)		7%	26%	17%	12%	16%	12%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 55

FINANCIAL HIGHLIGHTS continued	February 28, 2017
CQQQ Guggenheim China Technology ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited	)	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$39.26		$29.55	$38.09	$29.55	$20.03	$25.44
Income from investment operations:
Net investment income(a)	0.11		0.32	0.46	0.43	0.28	0.54
Net gain (loss) on investments (realized and unrealized)	1.36		10.03	(8.65)	8.39	9.67	(5.38)
Total from investment operations	1.47		10.35	(8.19)	8.82	9.95	(4.84)
Less distributions from:
Net investment income		(0.60)	(0.64)	(0.35)	(0.28)	(0.43)	(0.57)
Total distributions to shareholders		(0.60)	(0.64)	(0.35)	(0.28)	(0.43)	(0.57)
Net asset value, end of period	$40.13		$39.26	$29.55	$38.09	$29.55	$20.03
Market value, end of period	$40.41		$39.08	$29.31	$37.88	$29.59	$19.96
Total Return(b)
Net asset value		3.92%	35.19%	-21.62%	29.89%	50.39%	-19.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$58,193		$45,153	$45,804	$78,077	$22,164	$17,029
Ratio to average net assets of:
Net investment income	0.58	%(d)	0.94%	1.20%	1.22%	1.16%	2.38%
Total expenses	0.70	%(d)	0.70%	0.70%	0.71%	0.70%	0.70%
Net expenses	0.70	%(d)	0.70%	0.70%	0.71%	0.70%	0.70%
Portfolio turnover rate(c)		10%	48%	32%	39%	26%	43%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
56 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2017
TAN Guggenheim Solar ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited	)	2016	2015	2014	2013	2012 *
Per Share Data:
Net asset value, beginning of period	$20.89		$29.72	$43.58	$27.23	$16.74	$54.90
Income from investment operations:
Net investment income(a)	0.23		0.80	0.72	0.52	0.56	1.84
Net gain (loss) on investments (realized and unrealized)		(1.57)	(9.14)	(13.94)	16.28	11.35	(37.89)
Total from investment operations		(1.34)	(8.34)	(13.22)	16.80	11.91	(36.05)
Less distributions from:
Net investment income		(0.83)	(0.49)	(0.64)	(0.45)	(1.42)	(2.11)
Total distributions to shareholders		(0.83)	(0.49)	(0.64)	(0.45)	(1.42)	(2.11)
Net asset value, end of period	$18.72		$20.89	$29.72	$43.58	$27.23	$16.74
Market value, end of period	$18.76		$20.91	$29.57	$43.39	$27.16	$16.71
Total Return(b)
Net asset value		-5.87%	-28.59%	-30.51%	62.06%	77.60%	-66.93%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$214,361		$230,754	$266,545	$429,167	$170,150	$42,992
Ratio to average net assets of:
Net investment income	2.45	%(d)	3.26%	1.83%	1.28%	2.71%	7.07%
Total expenses	0.78	%(d)	0.88%	0.73%	0.76%	0.86%	1.01%
Net expenses	0.69	%(d)	0.71%	0.70%	0.71%	0.70%	0.70%
Portfolio turnover rate(c)		26%	53%	51%	47%	68%	49%

*	Reflects 1 for 10 reverse stock split that occurred February 15, 2012.
(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 57

FINANCIAL HIGHLIGHTS continued	February 28, 2017
CGW Guggenheim S&P Global Water Index ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2017		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited	)	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$30.27		$26.67	$29.02	$23.90	$21.05	$20.06
Income from investment operations:
Net investment income(a)	0.12		0.54	0.48	0.51	0.49	0.44
Net gain (loss) on investments (realized and unrealized)	0.18		3.51	(2.33)	5.03	2.81	0.96
Total from investment operations	0.30		4.05	(1.85)	5.54	3.30	1.40
Less distributions from:
Net investment income		(0.47)	(0.45)	(0.50)	(0.42)	(0.45)	(0.41)
Total distributions to shareholders		(0.47)	(0.45)	(0.50)	(0.42)	(0.45)	(0.41)
Net asset value, end of period	$30.10		$30.27	$26.67	$29.02	$23.90	$21.05
Market value, end of period	$30.08		$30.32	$26.64	$29.08	$23.88	$20.98
Total Return(b)
Net asset value		1.08%	15.40%	-6.47%	23.27%	15.85%	7.23%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$482,795		$432,244	$346,709	$367,914	$253,369	$199,547
Ratio to average net assets of:
Net investment income	0.82	%(d)	1.93%	1.69%	1.83%	2.13%	2.22%
Total expenses	0.63	%(d)	0.64%	0.64%	0.65%	0.71%	0.76%
Net expenses	0.63	%(d)	0.64%	0.64%	0.65%	0.70%	0.70%
Portfolio turnover rate(c)		5%	6%	9%	7%	21%	31%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
58 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2017
GHII Guggenheim S&P High Income Infrastructure ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	February 28, 2017		Year Ended	Period Ended
	(Unaudited	)	August 31, 2016	August 31, 2015(a )
Per Share Data:
Net asset value, beginning of period	$26.28		$22.87	$25.05
Income from investment operations:
Net investment income(b)	0.56		1.34	0.71
Net gain (loss) on investments (realized and unrealized)	0.53		3.34	(2.45)
Total from investment operations	1.09		4.68	(1.74)
Less distributions from:
Net investment income	(0.46)		(1.27)	(0.44)
Capital gains	(0.01)		—	—
Total distributions to shareholders	(0.47)		(1.27)	(0.44)
Net asset value, end of period	$26.90		$26.28	$22.87
Market value, end of period	$27.08		$26.48	$22.56
Total Return(c)
Net asset value	4.22%		21.35%	-7.02%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$28,249		$3,943	$2,287
Ratio to average net assets of:
Net investment income	4.34	%(e)	5.82%	5.13%
Total expenses	0.45	%(e)	0.45%	0.45%
Net expenses	0.45	%(e)	0.45%	0.45%
Portfolio turnover rate(d)	42%		61%	13%

(a)	Since commencement of operations: February 11, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 59

FINANCIAL HIGHLIGHTS continued	February 28, 2017
GTO Guggenheim Total Return Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	February 28, 2017		Period Ended
	(Unaudited	)	August 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$52.54		$49.97
Income from investment operations:
Net investment income(b)	0.77		0.72
Net gain (loss) on investments (realized and unrealized)	(0.78)		2.42
Total from investment operations	(0.01)		3.14
Less distributions from:
Net investment income	(0.73)		(0.57)
Capital gains	(0.31)		—
Total distributions to shareholders	(1.04)		(0.57)
Net asset value, end of period	$51.49		$52.54
Market value, end of period	$51.43		$52.60
Total Return(c)
Net asset value	0.01%		6.29%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$28,321		$21,014
Ratio to average net assets of:
Net investment income	3.03	%(e)	2.56%
Total expenses	0.50	%(e)	0.50%
Net expenses	0.48	%(e)	0.49%
Portfolio turnover rate(d)	134%		131%

(a)	Since commencement of operations: February 11, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
60 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2017
OVLC Guggenheim U.S. Large Cap Optimized Volatility ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	February 28, 2017		Period Ended
	(Unaudited	)	August 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$26.20		$25.14
Income from investment operations:
Net investment income(b)	0.31		0.18
Net gain on investments (realized and unrealized)	1.50		0.88
Total from investment operations	1.81		1.06
Less distributions from:
Net investment income	(0.26)		—
Total distributions to shareholders	(0.26)		—
Net asset value, end of period	$27.75		$26.20
Market value, end of period	$27.69		$26.14
Total Return(c)
Net asset value	6.95%		4.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,775		$2,620
Ratio to average net assets of:
Net investment income	2.44	%(e)	2.25%
Total expenses	0.30	%(e)	0.30%
Net expenses	0.30	%(e)	0.30%
Portfolio turnover rate(d)	58%		21%

(a)	Since commencement of operations: May 10, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 61

NOTES TO FINANCIAL STATEMENTS (Unaudited)	February 28, 2017
Note 1 – Organization:
Claymore Exchange-Traded Fund Trust 2 (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.
The following seven portfolios have a semi-annual reporting period ended on February 28, 2017:

Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF
Guggenheim S&P High Income Infrastructure ETF
Guggenheim Total Return Bond ETF
Guggenheim U.S. Large Cap Optimized Volatility ETF
Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim China All-Cap ETF	AlphaShares China All-Cap Index
Guggenheim China Technology ETF	AlphaShares China Technology Index
Guggenheim Solar ETF	MAC Global Solar Energy Index
Guggenheim S&P Global Water Index ETF	S&P Global Water Index
Guggenheim S&P High Income Infrastructure ETF	S&P High Income Infrastructure Index
Guggenheim U.S. Large Cap	Guggenheim U.S. Large Cap
Optimized Volatility ETF	Optimized Volatility Index
Guggenheim Total Return Bond ETF is an actively managed ETF and therefore does not track an index.
Note 2 – Accounting Policies:
 The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
 The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities or other assets.
Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.
Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange traded funds ("ETFs") and closed-end investment companies are valued at the last quoted sale price.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments.

62 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2017
The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC and Guggenheim Partners Investment Management, LLC (for Guggenheim Total Return Bond ETF) ("GFIA", "GPIM" or the "Investment Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.
(b) Investment Transactions and Investment Income
 Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily over the life of the security.
Real Estate Investment Trust ("REIT") distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.
(c) Currency Translations
 Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds' Statement of Operations.
Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statement of Operations.
(d) Foreign Taxes
 The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
(e) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim China All-Cap ETF	Annual
Guggenheim China Technology ETF	Annual
Guggenheim Solar ETF	Annual
Guggenheim S&P Global Water Index ETF	Annual
Guggenheim S&P High Income Infrastructure ETF	Quarterly
Guggenheim Total Return Bond ETF	Monthly
Guggenheim U.S. Large Cap Optimized Volatility ETF	Annual
In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
(f) Securities Lending
 Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 63

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2017
securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investments of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Gross Amounts Not Offset in the
	Statement of Assets and Liabilities
	Value of
	Securities	Collateral	Net
Fund	Loaned	Received*	Amount
Guggenheim China All-Cap ETF	$763,171	$(763,171)	$—
Guggenheim China Technology ETF	7,286,022	(7,286,022)	—
Guggenheim Solar ETF	87,232,062	(87,232,062)	—
Guggenheim S&P Global Water Index ETF	1,637,932	(1,637,932)	—
Guggenheim S&P High Income Infrastructure ETF	3,271,161	(3,271,161)	—
Guggenheim Total Return Bond ETF	259,774	(259,774)	—
Guggenheim U.S. Large Cap Optimized Volatility ETF	8,825	(8,825)	—

	Securities Lending Collateral
	Cash
	Collateral	Non-Cash	Total
Fund	Invested	Collateral	Collateral
Guggenheim China All-Cap ETF	$380,091	$448,789	$828,880
Guggenheim China Technology ETF	4,708,025	2,808,458	7,516,483
Guggenheim Solar ETF	81,258,749	15,171,866	96,430,615
Guggenheim S&P Global Water Index ETF	1,693,789	—	1,693,789
Guggenheim S&P High Income Infrastructure ETF	3,376,086	—	3,376,086
Guggenheim Total Return Bond ETF	88,811	178,103	266,914
Guggenheim U.S. Large Cap Optimized Volatility ETF	9,419	—	9,419
* Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.
The following represents a breakdown of the collateral for the joint repurchase agreements at February 28, 2017:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas Securities Corp. issued 02/28/17	$2,192	$2,192	Various U.S. Government obligations and U.S.	$5,557	$2,236
at 0.49% due 03/01/17			Government agency securities
BNP Paribas Securities Corp. issued 02/28/17	20,672	20,672	Various U.S. Government obligations and U.S.	21,008	21,086
at 0.51% due 03/01/17			Government agency securities
BNP Paribas Securities Corp. issued 02/28/17	21,189,107	21,189,107	Various U.S. Government obligations and U.S.	53,784,156	21,612,889
at 0.53% due 03/01/17			Government agency securities
Citigroup Global Markets, Inc. issued 02/28/17	2,192	2,192	Various U.S. Government obligations and U.S.	2,228	2,236
at 0.49% due 03/01/17			Government agency securities
Citigroup Global Markets, Inc. issued 02/28/17	785,796	785,796	Various U.S. Government obligations and U.S.	798,960	801,512
at 0.51% due 03/01/17			Government agency securities
Citigroup Global Markets, Inc. issued 02/28/17	6,123	6,123	Various U.S. Government obligations and U.S.	5,394	6,245
at 0.53% due 03/01/17			Government agency securities
Citigroup Global Markets, Inc. issued 02/28/17	20,533,402	20,533,402	Various U.S. Government obligations and U.S.	157,630,769	20,944,070
at 0.54% due 03/01/17			Government agency securities
HSBC Securities (USA), Inc. issued 02/28/17	20,672	20,672	Various U.S. Government obligations and U.S.	50,784	21,086
at 0.51% due 03/01/17			Government agency securities
J.P. Morgan Securities LLC issued 02/28/17	6,280,221	6,280,221	Various U.S. Government obligations and U.S.	5,742,392	6,405,853
at 0.52% due 03/01/17			Government agency securities
J.P. Morgan Securities LLC issued 02/28/17	651	651	Various U.S. Government obligations and U.S.	596	664
at 0.55% due 03/01/17			Government agency securities
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,192	2,192	Various U.S. Government obligations and U.S.	4,832	2,236
issued 02/28/17 at 0.49% due 03/01/17			Government agency securities
Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,423,983	20,423,983	Various U.S. Government obligations and U.S.	20,207,271	20,832,463
issued 02/28/17 at 0.52% due 03/01/17			Government agency securities
Merrill Lynch, Pierce, Fenner & Smith, Inc.	785,796	785,796	Various U.S. Government obligations and U.S.	1,732,348	801,512
issued 02/28/17 at 0.53% due 03/01/17			Government agency securities
Mizuho Securities (USA), Inc. issued 02/28/17	2,192	2,192	Various U.S. Government obligations and U.S.	2,263	2,236
at 0.49% due 03/01/17			Government agency securities
Mizuho Securities (USA), Inc. issued 02/28/17	20,672	20,672	Various U.S. Government obligations and U.S.	21,338	21,086
at 0.52% due 03/01/17			Government agency securities
Mizuho Securities (USA), Inc. issued 02/28/17	785,796	785,796	Various U.S. Government obligations and U.S.	811,090	801,512
at 0.53% due 03/01/17			Government agency securities
RBC Dominion Securities, Inc. issued 02/28/17	20,653,311	20,653,311	Various U.S. Government obligations and U.S.	45,981,488	21,066,379
at 0.51% due 03/01/17			Government agency securities

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2017
(g) Indemnifications
 Under the Trust's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
Note 3 – Investment Advisory Agreement and Other Agreements:
 Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, GFIA or GPIM, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board.
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

	Investment
Fund	Advisor	Rate
Guggenheim Solar ETF	GFIA	0.50%
Guggenheim S&P Global Water Index ETF	GFIA	0.50%
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

	Investment
Fund	Advisor	Rate
Guggenheim China All-Cap ETF	GFIA	0.70%
Guggenheim China Technology ETF	GFIA	0.70%
Guggenheim S&P High Income Infrastructure ETF	GFIA	0.45%
Guggenheim Total Return Bond ETF	GPIM	0.50%
Guggenheim U.S. Large Cap Optimized Volatility ETF	GFIA	0.30%
Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.
On October 4, 2016, Rydex Fund Services, LLC ("RFS") was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of the Investment Adviser. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC ("MUIS"). The change has no impact on the financial statements of the Funds.
MUIS acts as the Fund's administrator. The Bank of New York Mellon Corp. ("BNY") acts as the Funds' custodian, accounting agent, transfer agent and security lending agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers. For providing administration, accounting and custody services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund's average daily net assets subject to certain minimum monthly fees and out of pocket expenses.
The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Solar ETF and Guggenheim S&P Global Water Index ETF (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business), from exceeding 0.65% of average net assets per year, at least until December 31, 2019.
For the period ended February 28, 2017, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Solar ETF	$87,297
Guggenheim Total Return Bond ETF	2,216
Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a monthly basis.
Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.
Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of certain Funds with the following Licensors:

Fund	Licensor
Guggenheim China All-Cap ETF	AlphaShares, LLC
Guggenheim China Technology ETF	AlphaShares, LLC
Guggenheim Solar ETF	MAC Indexing LLC
Guggenheim S&P Global Water Index ETF	Standard & Poor's Financial Services LLC,
a division of McGraw-Hill Financial
Guggenheim S&P High Income Infrastructure ETF	S&P Dow Jones Index Group
Guggenheim U.S. Large Cap Optimized Volatility ETF	Accretive Asset Management, LLC
The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees may be excluded from the expense cap for certain Funds without a unitary management fee.
Accretive Asset Management, LLC is affiliated with the Investment Adviser and Guggenheim Funds Distributors, LLC ("Distributor").
Note 4 – Fair Value Measurement:
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 65

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2017
orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 5 – Federal Income Taxes:
 The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.
As of February 28, 2017, the cost of investments and accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

				Net Tax
				Unrealized
	Cost of	Gross Tax	Gross Tax	Appreciation
	Investments for	Unrealized	Unrealized	(Depreciation) on
Fund	Tax Purposes	Appreciation	(Depreciation )	Investments
Guggenheim China All-Cap ETF	$22,146,153	$3,610,963	$(3,666,487)	$(55,524)
Guggenheim China Technology ETF	63,664,492	10,528,156	(11,310,918)	(782,762)
Guggenheim Solar ETF	407,914,211	928,487	(114,064,652)	(113,136,165)
Guggenheim S&P Global Water Index ETF	390,632,746	114,284,039	(22,354,035)	91,930,004
Guggenheim S&P High Income Infrastructure ETF	30,886,703	1,136,265	(609,461)	526,804
Guggenheim Total Return Bond ETF	29,275,792	593,276	(356,855)	236,421
Guggenheim U.S. Large Cap Optimized Volatility ETF	2,693,855	157,915	(82,894)	75,021
Tax components of accumulated earnings (deficit) as of August 31, 2016 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gains	(Depreciation )	Carryforward
Guggenheim China All-Cap ETF	$371,596	$—	$(874,469)	$(10,265,278)
Guggenheim China Technology ETF	773,914	—	(1,446,800)	(16,142,295)
Guggenheim Solar ETF	5,669,490	—	(153,060,830)	(401,173,936)
Guggenheim S&P Global Water Index ETF	6,123,003	—	88,0967,309	(99,724,502)
Guggenheim S&P High Income Infrastructure ETF	45,422	—	(68,568)	—
Guggenheim Total Return Bond ETF	247,857	—	732,262	—
Guggenheim U.S. Large Cap Optimized Volatility ETF	17,541	—	65,613	(18,795)
Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

66 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2017
Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2016 (the most recent fiscal year end for federal income tax purposes), was as follows:

		Distributions
	Distributions	Paid from	Distributions
	Paid from	Long-Term	Paid from	Total
Fund	Ordinary Income	Capital Gains	Return of Capital	Distributions
Guggenheim China All-Cap ETF	$960,740	$—	$—	$960,740
Guggenheim China Technology ETF	921,765	—	—	921,765
Guggenheim Solar ETF	4,984,353	—	—	4,984,353
Guggenheim S&P Global Water Index ETF	5,868,264	—	—	5,868,264
Guggenheim S&P High Income Infrastructure ETF	136,030	—	—	136,030
Guggenheim Total Return Bond ETF	220,025	—	—	220,025
Guggenheim U.S. Large Cap Optimized Volatility ETF	—	—	—	—
For Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. As of August 31, 2016 (the most recent fiscal year end for federal income tax purposes), capital loss carryforwards for the Funds were as follows:
				Unlimited	Unlimited	Total
	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term	Capital Loss
Fund	Expiring in 2017	Expiring in 2018	Expiring in 2019	Capital Loss	Capital Loss	Carryforward
Guggenheim China All-Cap ETF	$—	$(29,627)	$(853,049)	$(1,515,767)	$(7,866,835)	$(10,265,278)
Guggenheim China Technology ETF	—	—	(188,097)	(6,946,816)	(9,007,382)	(16,142,295)
Guggenheim Solar ETF	(6,030,482)	(118,836,026)	(21,764,929)	(71,187,262)	(183,355,237)	(401,173,936)
Guggenheim S&P Global Water Index ETF	(31,879,617)	(38,476,281)	(16,548,141)	(1,163,511)	(11,656,952)	(99,724,502)
Guggenheim S&P High Income Infrastructure ETF	—	—	—	—	—	—
Guggenheim Total Return Bond ETF	—	—	—	—	—	—
Guggenheim U.S. Large Cap Optimized Volatility ETF	—	—	—	(18,795)	—	(19,795)
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
For the year ended August 31, 2016 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

Fund	Amount
Guggenheim S&P Global Water Index ETF	$30,357
Guggenheim S&P High Income Infrastructure ETF	20,789
For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund's tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 6 – Investments in Securities:
For the period ended February 28, 2017, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim China All-Cap ETF	$1,663,087	$1,942,596
Guggenheim China Technology ETF	5,157,881	5,804,756
Guggenheim Solar ETF	51,649,422	56,314,550
Guggenheim S&P Global Water Index ETF	21,025,796	25,801,527
Guggenheim S&P High Income Infrastructure ETF	6,516,320	6,388,286
Guggenheim Total Return Bond ETF	38,952,209	31,208,102
Guggenheim U.S. Large Cap Optimized
Volatility ETF	1,521,215	1,911,722

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2017
For the period ended February 28, 2017, in-kind transactions were as follows:

Fund	Purchases	Sales
Guggenheim China All-Cap ETF	$439	$2,567,111
Guggenheim China Technology ETF	22,363,729	9,063,270
Guggenheim Solar ETF	50,545,626	43,833,717
Guggenheim S&P Global Water Index ETF	52,713,356	2,329,029
Guggenheim S&P High Income Infrastructure ETF	25,576,698	2,734,245
Guggenheim Total Return Bond ETF	76,883,097	45,852,598
Guggenheim U.S. Large Cap Optimized
Volatility ETF	2,590,923	2,173,439
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the period ended February 28, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

			Realized
	Purchases	Sales	Gain (Loss)
Guggenheim Total Return Bond ETF	$206,758	$–	$206,758
Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.
Note 8 – Distribution and Service Plan:
The Board has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.
Note 9 – Repurchase Agreements:
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of February 28, 2017, the repurchase agreements held in Guggenheim Total Return Bond ETF in the joint account were as follows:

Counterparty
and Terms of		Repurchase
Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Jefferies &	$1,400,000	$1,403,010	Neuberger	$3,474,395	$2,153,847
Company, Inc.,			Berman CLO
3.87% due			Ltd., 8.79%,
3/16/2017			07/15/2027
Note 10 – Derivatives:
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.
The Guggenheim Total Return Bond ETF utilized derivatives for the following purposes:
Hedge – an investment made in order to seek to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Duration – the use of an instrument to manage the interest rate risk of a portfolio.
Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first

68 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2017
party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund's custodian bank.
The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk, to generate income or to manage duration. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.
As of February 28, 2017, details of the swap agreements outstanding in Guggenheim Total Return Bond ETF, were as follows:

						Unrealized
		Termination	Notional		Receive	Appreciation
Broker	Exchange	Date	Amount ($000)	Fixed Rate	Floating Rate	(Depreciation)
Merrill Lynch	CME	8/10/2023	$500,000	1.3355%	3 Month Libor	$24,460
Merrill Lynch	CME	9/2/2025	1,383,000	1.4090%	3 Month Libor	94,820
Merrill Lynch	CME	2/13/2027	820,000	2.3500%	3 Month Libor	525
Merrill Lynch	CME	2/13/2024	950,000	2.1587%	3 Month Libor	1,090
						$120,895
The average notional value of swaps outstanding on a quarterly basis was $2,901,500.
Summary of Derivatives Information
The following table presents the types of derivatives in the Guggenheim Total Return Bond ETF by location as presented on the Statement of Assets Liabilities as of February 28, 2017.

Statement of Assets and Liabilities
Presentation of Fair Values of Derivative Instruments:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Primary Risk Exposure	Liabilities Location		Liabilities Location
Interest Rate Risk	Variation margin on	$120,895*	Variation margin on	$–
	swap agreements		swap agreements
Total		$120,895*		$–

*	Includes cumulative appreciation (depreciation) of swap agreements as reported in Note 10. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivatives instruments on the Statement of Operations for the period ended February 28, 2017.

Effect of Derivative Instruments on the Statement of Operations:
Amount of Net Realized Gain (Loss) on Derivatives
	Swap
Primary Risk Exposure	Agreements	Total
Interest Rate Risk	$19,728	$19,728
Total	$19,728	$19,728

Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Swap
Primary Risk Exposure	Agreements	Total
Interest Rate Risk	$120,008	$120,008
Total	$120,008	$120,008

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2017
Note 11 – Affiliated Transactions:
The Guggenheim Total Return Bond Fund ETF had the following transactions with affiliated funds during the period ended February 28, 2017.

		Share Activity			For the Period Ended February 28, 2017
						Dividends and
	Balance			Balance		Capital Gains
Security Name	8/31/2016	Purchases	Sales	2/28/2017	Value	Distributions Received
Guggenheim Strategic Opportunities Fund	10,851	7,650	–	18,501	$382,971	$17,428
Guggenheim Enhanced Short Duration
Bond ETF	–	49,788	$35,850	13,938	699,827	6,894
Guggenheim BulletShares 2023 Corporate
Bond ETF	–	18,889	18,889	–	–	2,127
					$1,082,798	$26,449
Affiliated funds accounted for $11,920 of the net realized loss on investments and $32,796 of the change in net unrealized appreciation on investments during the period.
Note 12 – Restricted Securities
As of February 28, 2017, the securities below held in the Guggenheim Total Return Bond Fund ETF are considered illiquid under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
AMC East Communities LLC, 6.01% due 01/15/53	7/28/16	$215,917	$195,321
Fort Benning Family Communities LLC, 5.81% due 01/15/51	5/26/16	189,000	187,390
Fort Knox Military Housing Privatization Project, 1.11% due 02/15/52	2/8/17	127,900	143,618
HP Communities LLC, 5.78% due 03/15/46	8/23/16	178,278	161,435
HP Communities LLC, 5.86% due 09/15/53	10/6/16	113,875	106,587
		$824,970	$794,351
Note 13 – Subsequent Event:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds' financial statements.

70 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	February 28, 2017
Federal Income Tax Information
 In January 2018, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2017.
Sector Classification
 Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.
Trustees
 The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.
The Trustees of the Trust and their principal business occupations during the past five years:

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustee
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	96	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	93	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	93	Current: Westar Energy, Inc. (2004-present); Core First Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	93	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	93	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel and Corporate Secretary, Van Kampen Investments (1982-1999).	98	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	93
Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present).

Former: Topeka Community Foundation (2009-2014).

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 71

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 28, 2017

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustee
Independent Trustees (continued):
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	95	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	228
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Adviser and/or the parent of the Investment Adviser.

Officers
The Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
William H. Belden, III (1965)	Vice President	Since 2006	Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).
Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); AML officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2006	Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).
Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

72 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 28, 2017

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers continued:
Keith Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Partners (1960) Treasurer Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 73

TRUST INFORMATION	February 28, 2017

Board of Trustees
Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairman

Principal Executive Officers
Donald C. Cacciapaglia
President and Chief
Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Investment Adviser
Guggenheim Funds
Investment Advisors, LLC
Chicago, IL

Investment Adviser
(for Guggenheim Total
Return Bond ETF)
Guggenheim Partners
Investment
Management, LLC
Santa Monica, CA

Distributor
Guggenheim Funds
Distributors, LLC
Chicago, IL

Administrator
MUFG Investor Services
(US), LLC
 Rockville, MD

Accounting Agent,
Custodian and
Transfer Agent
The Bank of New York
Mellon Corp.
New York, NY

Legal Counsel
Dechert LLP
New York, NY

Independent Registered
Public Accounting Firm
Ernst & Young LLP
 Chicago, IL

*
Trustee is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) ("Interested Trustee") of the Trust because of his position as the President and CEO of the Investment Adviser and
 the Distributor.

Privacy Principles of the Trust for Shareholders
 The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.
Questions concerning your shares of the Trust?
 • If your shares are held in a Brokerage Account, contact your Broker.
This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments' website at guggenheiminvestments.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments' website at guggenheiminvestments.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

74 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

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ABOUT THE TRUST ADVISER
Guggenheim Funds Investment Advisors, LLC
 Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") manages the investment and reinvestment of certain Funds' assets and administers the affairs of such Funds to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $260 billion in total assets as of December 31, 2016. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.
Guggenheim Partners Investment Management, LLC
 Guggenheim Partners Investment Management, LLC ("GPIM") is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.
Portfolio Management
 The portfolio managers who are currently responsible for the day-to-day management of Guggenheim China All-Cap ETF, Guggenheim China Technology ETF, Guggenheim Solar ETF, Guggenheim Emerging Markets Real Estate ETF, Guggenheim S&P High Income Infrastructure ETF and Guggenheim S&P Global Water Index ETF's portfolios are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Mr. Byrum is a Senior Managing Director and Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in 1993. Mr. Byrum holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Managing Director and Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor's degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst in ETF Portfolio Management of Guggenheim Investments and joined Guggenheim Investments in December of 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago. Mr. Bachman is a Vice President and Portfolio Manager of Guggenheim Investments and joined Guggenheim in August of 2014. Mr. Bachman has a bachelor's degree in finance and international business from the University of Maryland, College Park and has earned the Chartered Financial Analysis designation.
The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim Total Return Bond ETF are B. Scott Minerd, Anne Walsh, CFA, James Michal, Steve Brown, CFA, and Adam Bloch. Messrs. Minerd, Michal and Brown and Ms. Walsh have each managed the Fund's portfolio since the Fund's inception in February 2016. Mr. Bloch has managed the Fund's portfolio since January 2017. Mr. Minerd is the Global Chief Investment Officer of Guggenheim Investments and joined Guggenheim Investments in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Ms. Walsh is a Senior Managing Director and Assistant Chief Investment Officer of Guggenheim Investments and joined the firm in 2007. Ms. Walsh is head of the Portfolio Construction Group where she oversees more than $60 billion in fixed-income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. Mr. Michal is a Senior Managing Director and Portfolio Manager at Guggenheim Investments and joined the firm in 2008. Mr. Michal is dedicated to portfolio management for Guggenheim Investments' Total Return mandates. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University. Mr. Brown is a Managing Director and Portfolio Manager at Guggenheim Investments and joined the firm in 2010. Mr. Brown is a part of the Portfolio Management team for Guggenheim Investments' Active Fixed-Income and Total Return mandates. Mr. Brown earned a BS in Finance from Indiana University's Kelley School of Business. Mr. Bloch is a Director and Portfolio Manager at Guggenheim Investments and joined the firm in 2012. Mr. Bloch works directly with sector traders, research heads, and risk managers and is responsible for buy and sell recommendations, day-to-day risk monitoring, and various special projects for Guggenheim Investments' Total Return mandates. Mr. Bloch graduated from the University of Pennsylvania.
Claymore Exchange-Traded Fund Trust 2 Overview
 The Claymore Exchange-Traded Fund Trust 2 (the "Trust") is an investment company complex consisting of 14 separate exchange-traded "funds" as of April 1, 2017. The investment objective of each of the index funds is to correspond generally to the performance, before fees and expenses, of a specified market index.
This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the Fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800)345-7999. Please read the prospectus carefully before investing. All Funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the Funds.
Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
 (04/17)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-002-SAR-0217

Item 2.  Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)(1)  Not applicable.
(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(a)(3)  Not Applicable.
(b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Claymore Exchange-Traded Fund Trust 2
By:                  /s/ Donald C. Cacciapaglia
Name:             Donald C. Cacciapaglia
Title: President and Chief Executive Officer
Date:               May 5, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:                  /s/ Donald C. Cacciapaglia
Name:             Donald C. Cacciapaglia
Title: President and Chief Executive Officer
Date:               May 5, 2017
By:                  /s/ John L. Sullivan
Name:             John L. Sullivan
Title: Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:               May 5, 2017